SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SPDR Bloomberg International Corporate Bond ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SPDR Bloomberg International Treasury Bond ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SPDR Bloomberg Short Term International Treasury Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively.
The Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The index is part of the Bloomberg Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices. The securities in the index must have a $1 billion USD equivalent market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investmen grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc., Fitch Inc.,or Standard & Poor’s Financial Services, LLC. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, inflation-linked bonds and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
The Bloomberg Global Treasury ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). The index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the index. The index is rebalanced on a monthly basis.
The Bloomberg 1-3 Year Global Treasury ex-US Capped Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). The securities in the index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the index are updated monthly, on the last business day of each month.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt.
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg EM Local Currency Government Diversified Index (the “Index”).*
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was –9.74% and the Index was –9.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings and sampling contributed to the difference between the Fund’s performance and that of the Index.
Ongoing repercussions from the COVID-19 pandemic and policy action were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations. The COVID-19 virus continued to surge throughout 2021 with multiple new variants constraining the global recovery. Though many countries experienced strong growth in the beginning of the year especially, as the year progressed growth was hampered by continued supply chain issues and labor shortages. Inflation was a concern around the world and central banks began to diverge in their future plans to combat overheated economies. As a riskier segment of the fixed income market EM was negatively impacted throughout the year amid investor concerns surrounding virus resurgence, inflation and global growth. Local debt, especially, was adversely impacted by rising yields and weaker currencies. EM securities sold off throughout the year – the Fund began the year at a NAV of $28.00 and ended the year at $24.37.
The Fund used forwards to manage currency exposure during the Reporting Period. The use of forwards helped the Fund track the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective November 1, 2021, Barclays was removed from both the Fund and Index name. The principal investment strategy of the Fund did not change due to the name change.
See accompanying notes to financial statements.

SPDR Bloomberg Emerging Markets Local Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg EM Local Currency Government Diversified Index	Net Asset Value	Market Value	Bloomberg EM Local Currency Government Diversified Index
ONE YEAR	(9.74)%	(9.75)%	(9.32)%	(9.74)%	(9.74)%	(9.32)%
FIVE YEARS	10.64%	11.02%	14.28%	2.04%	2.11%	2.71%
TEN YEARS	8.30%	7.37%	16.73%	0.80%	0.71%	1.56%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Emerging Markets Local Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2024	1.2%
South Africa Government Bond 10.50% 12/21/2026	0.8
Korea Treasury Bond 1.50% 3/10/2050	0.8
Poland Government Bond 2.50% 4/25/2024	0.7
Poland Government Bond 0.25% 10/25/2026	0.7
TOTAL	4.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Foreign Government Obligations	97.9%
Corporate Bonds & Notes	0.1
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
Top Ten Countries as of December 31, 2021

Description	% of Total Investments
China	12.7%
South Korea	12.3
Indonesia	7.2
Malaysia	5.6
Brazil	5.4
Thailand	5.0
Israel	4.9
Philippines	4.8
Mexico	4.8
Poland	4.7
TOTAL	67.4%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL COPORATE BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).*
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was –8.41% and the Index was –7.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings and sampling contributed to the difference between the Fund’s performance and that of the Index.
Ongoing repercussions from the COVID-19 pandemic and policy action were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations. The COVID-19 virus continued to surge throughout 2021 with multiple new variants constraining the global recovery. Though many countries experienced strong growth in the beginning of the year especially, as the year progressed growth was hampered by continued supply chain issues and labor shortages. Inflation was a concern around the world and central banks began to diverge in their future plans to combat overheated economies. While the Bank of Japan favors further fiscal stimulus, the European Central Bank proved more hawkish, announcing at their December meeting that purchases under their Pandemic Emergency Purchase Program would end in March. Meanwhile, the Bank of England surprised markets by raising the Bank Rate by 15 bps to 0.25%, marking the first rate hike since August 2018.
International corporate securities are sensitive to International Government Bond security movements and thus sold off throughout the year – the Fund began the year at a NAV of $37.76 and ended the year at $34.46. On a country specific level, all countries held produced negative returns during the Reporting Period, with the top negative contributors to the Fund’s performance being Luxembourg, Japan and Australia corporate bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective November 1, 2021, Barclays was removed from both the Fund and Index name. The principal investment strategy of the Fund did not change due to the name change.
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
ONE YEAR	(8.41)%	(8.51)%	(7.98)%	(8.41)%	(8.51)%	(7.98)%
FIVE YEARS	14.90%	15.15%	17.84%	2.82%	2.86%	3.34%
TEN YEARS	16.88%	16.97%	22.49%	1.57%	1.58%	2.05%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
NTT Finance Corp. 0.38% 9/20/2030	0.6%
Seven & i Holdings Co., Ltd. 0.19% 12/19/2025	0.6
Orange SA 8.13% 1/28/2033	0.5
Eni SpA 3.63% 1/29/2029	0.4
AT&T, Inc. 4.88% 6/1/2044	0.4
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	1.9
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Global Treasury ex-US Capped Index (the “Index”).*
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was –9.01% and the Index was –8.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings and sampling contributed to the difference between the Fund’s performance and that of the Index.
Ongoing repercussions from the COVID-19 pandemic and policy action were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations. The COVID-19 virus continued to surge throughout 2021 with multiple new variants constraining the global recovery. Though many countries experienced strong growth in the beginning of the year especially, as the year progressed growth was hampered by continued supply chain issues and labor shortages. Inflation was a concern around the world, and central banks began to diverge in their future plans to combat overheated economies. While the Bank of Japan favors further fiscal stimulus, the European Central Bank proved more hawkish, announcing at their December meeting that purchases under their Pandemic Emergency Purchase Program would end in March. Meanwhile, the Bank of England surprised markets by raising the Bank Rate by 15 bps to 0.25%, marking the first rate hike since August 2018.
International Treasury securities sold off throughout the year – the Fund began the year at a NAV of $31.23 and ended the year at $38.27. On a country specific level, the top positive contributors to the Fund’s performance during the Reporting Period were China, Indonesia and Israel government bonds. The top negative contributors to the Fund’s performance during the Reporting Period were Chile, Colombia and Peru government bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Effective November 1, 2021, Barclays was removed from both the Fund and Index name. The principal investment strategy of the Fund did not change due to the name change.
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Global Treasury ex-US Capped Index
ONE YEAR	(9.01)%	(8.74)%	(8.67)%	(9.01)%	(8.74)%	(8.67)%
FIVE YEARS	13.54%	13.95%	16.04%	2.57%	2.65%	3.02%
TEN YEARS	6.11%	6.37%	11.34%	0.59%	0.62%	1.08%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
China Government Bond 3.25% 11/22/2028	1.5%
China Government Bond 3.29% 10/18/2023	1.3
China Government Bond 4.08% 10/22/2048	1.2
Korea Treasury Bond 2.00% 3/10/2049	0.6
Indonesia Treasury Bond 7.50% 5/15/2038	0.6
TOTAL	5.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Foreign Government Obligations	99.3%
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
Top Ten Countries as of December 31, 2021

Description	% of Total Investments
Japan	23.0%
United Kingdom	5.5
Canada	4.7
Australia	4.6
China	4.6
France	4.6
Spain	4.6
South Korea	4.6
Germany	4.5
Italy	4.5
TOTAL	65.2%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg 1-3 Year Global Treasury ex-US Capped Index (the “Index”). *
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was –6.91% and the Index was –6.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings and sampling contributed to the difference between the Fund’s performance and that of the Index.
Ongoing repercussions from the COVID-19 pandemic and policy action were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations. The COVID-19 virus continued to surge throughout 2021 with multiple new variants constraining the global recovery. Though many countries experienced strong growth in the beginning of the year especially, as the year progressed growth was hampered by continued supply chain issues and labor shortages. Inflation was a concern around the world and central banks began to diverge in their future plans to combat overheated economies. While the Bank of Japan favors further fiscal stimulus, the European Central Bank proved more hawkish, announcing at their December meeting that purchases under their Pandemic Emergency Purchase Program would end in March. Meanwhile, the Bank of England surprised markets by raising the Bank Rate by 15 bps to 0.25%, marking the first rate hike since August 2018.
International Treasury securities sold off throughout the year – the Fund began the year at a NAV of $32.84 and ended the year at $30.38. On a country specific level, the top positive contributors to the Fund’s performance during the Reporting Period were China, Israel and Indonesia government bonds. The top negative contributors to the Fund’s performance during the Reporting Period were Chile, Colombia and Peru government bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective November 1, 2021, Barclays was removed from both the Fund and Index name. The principal investment strategy of the Fund did not change due to the name change.
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Year Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg 1-3 Year Global Treasury ex-US Capped Index
ONE YEAR	(6.91)%	(6.82)%	(6.55)%	(6.91)%	(6.82)%	(6.55)%
FIVE YEARS	6.49%	6.76%	8.75%	1.26%	1.32%	1.69%
TEN YEARS	(12.62)%	(11.96)%	(9.18)%	(1.34)%	(1.27)%	(0.96)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 9/20/2024	5.0%
China Government Bond 2.36% 7/2/2023	4.2
Government of Japan 5 Year Bond 0.10% 6/20/2023	2.8
Government of Japan 5 Year Bond 0.10% 3/20/2024	2.6
Government of Japan 10 Year Bond 0.60% 3/20/2024	2.3
TOTAL	16.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Foreign Government Obligations	99.1%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten Countries as of December 31, 2021

Description	% of Total Investments
Japan	23.0%
Italy	5.5
Canada	4.7
South Korea	4.6
United Kingdom	4.6
China	4.6
France	4.5
Germany	4.5
Spain	4.5
Netherlands	4.1
TOTAL	64.6%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTION BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is FTSE International Inflation-Linked Securities Select Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was –3.68% and the Index was –3.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings and sampling contributed to the difference between the Fund’s performance and that of the index.
Ongoing repercussions from the COVID-19 pandemic and policy action were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations. The COVID-19 virus continued to surge throughout 2021 with multiple new variants constraining the global recovery. Though many countries experienced strong growth in the beginning of the year especially, as the year progressed growth was hampered by continued supply chain issues and labor shortages. Inflation was a concern around the world and central banks began to diverge in their future plans to combat overheated economies. While the Bank of Japan favors further fiscal stimulus, the European Central Bank proved more hawkish, announcing at their December meeting that purchases under their Pandemic Emergency Purchase Program would end in March. Meanwhile, the Bank of England surprised markets by raising the Bank Rate by 15 bps to 0.25%, marking the first rate hike since August 2018.
International Inflation-Protected Treasury securities sold off throughout the year – the Fund began the year at a NAV of $58.71 and ended the year at $53.81. On a country specific level, the top positive contributors to the Fund’s performance during the Reporting Period were Israel, South Africa and United Kingdom government bonds. The top negative contributors to the Fund’s performance during the Reporting Period were Chile, Colombia and Turkey government bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
ONE YEAR	(3.68)%	(4.32)%	(3.10)%	(3.68)%	(4.32)%	(3.10)%
FIVE YEARS(1) (2)	18.56%	18.94%	21.86%	3.46%	3.53%	4.03%
TEN YEARS(1) (2)	20.75%	20.48%	27.68%	1.90%	1.88%	2.47%
(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from December 31, 2009 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through December 31, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.4%
Spain Government Inflation Linked Bond 1.00% 11/30/2030	1.2
United Kingdom Gilt Inflation Linked 1.25% 11/22/2055	1.2
United Kingdom Gilt Inflation Linked 0.13% 3/22/2068	1.1
United Kingdom Gilt Inflation Linked 1.13% 11/22/2037	1.1
TOTAL	6.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Foreign Government Obligations	99.3%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
Top Ten Countries as of December 31, 2021

Description	% of Total Investments
United Kingdom	21.6%
France	8.0
Brazil	6.1
Italy	5.6
Mexico	4.8
Turkey	4.8
South Africa	4.8
Australia	4.8
Canada	4.8
Germany	4.7
TOTAL	70.0%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.1%
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$ 876,125
TOTAL CORPORATE BONDS & NOTES (Cost $1,069,521)			876,125
FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
BRAZIL — 5.3%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 1/1/2023	BRL	46,300,000	7,435,587
Series LTN, Zero Coupon, 7/1/2023	BRL	51,900,000	7,909,923
Series LTN, Zero Coupon, 1/1/2024	BRL	99,700,000	14,510,968
Series LTN, Zero Coupon, 7/1/2024	BRL	33,200,000	4,607,095
Series LTN, Zero Coupon, 1/1/2025	BRL	22,400,000	2,969,299
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	38,810,000	6,860,991
Series NTNF, 10.00%, 1/1/2025	BRL	36,450,000	6,437,646
Series NTNF, 10.00%, 1/1/2027	BRL	35,275,000	6,182,625
Series NTNF, 10.00%, 1/1/2029	BRL	14,890,000	2,578,015
Series NTNF, 10.00%, 1/1/2031	BRL	15,000,000	2,576,863
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	60,323
10.25%, 1/10/2028	BRL	1,000,000	174,375
			62,303,710
CHILE — 2.7%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	3,135,000,000	3,031,035
2.50%, 3/1/2025	CLP	5,615,000,000	6,019,986
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	889,844
4.00%, 3/1/2023 (a)	CLP	2,460,000,000	2,833,035
4.50%, 3/1/2026	CLP	4,465,000,000	5,040,209
4.70%, 9/1/2030 (a)	CLP	3,130,000,000	3,445,400
5.00%, 10/1/2028 (a)	CLP	500,000,000	566,773
5.00%, 3/1/2035	CLP	4,120,000,000	4,478,602
Security Description		Principal Amount	Value
5.10%, 7/15/2050	CLP	1,470,000,000	$ 1,509,224
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	76,290
Series 30YR, 6.00%, 1/1/2043	CLP	3,255,000,000	3,885,754
			31,776,152
CHINA — 12.5%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,345,581
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,808,544
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	324,353
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,066,572
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	474,198
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,478,735
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,635,391
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	159,632
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,773,694
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	520,015
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	30,000,000	4,623,973
Series INBK, 2.24%, 3/5/2023	CNY	30,000,000	4,701,252
Series INBK, 2.36%, 7/2/2023	CNY	42,500,000	6,668,330
Series INBK, 2.57%, 5/20/2023	CNY	9,500,000	1,495,800
Series INBK, 2.68%, 5/21/2030	CNY	41,000,000	6,337,468
Series INBK, 2.69%, 8/12/2026	CNY	7,420,000	1,169,741
Series INBK, 2.84%, 4/8/2024	CNY	25,000,000	3,957,335
Series INBK, 2.85%, 6/4/2027	CNY	41,000,000	6,493,692
Series INBK, 2.88%, 11/5/2023	CNY	37,000,000	5,857,349
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,585,034
Series INBK, 2.93%, 12/10/2022	CNY	6,000,000	947,313
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,334,247
Series INBK, 3.01%, 5/13/2028	CNY	23,000,000	3,657,832

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series INBK, 3.02%, 10/22/2025	CNY	43,000,000	$ 6,855,599
Series INBK, 3.02%, 5/27/2031	CNY	5,000,000	797,210
Series INBK, 3.03%, 3/11/2026	CNY	22,000,000	3,513,782
Series 1916, 3.12%, 12/5/2026	CNY	14,600,000	2,341,094
Series 1915, 3.13%, 11/21/2029	CNY	27,000,000	4,317,939
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	4,305,274
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,251,351
Series 1907, 3.25%, 6/6/2026	CNY	30,800,000	4,960,686
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,609,452
Series INBK, 3.27%, 11/19/2030	CNY	22,000,000	3,570,239
Series INBK, 3.28%, 12/3/2027	CNY	25,400,000	4,110,261
Series 1823, 3.29%, 10/18/2023	CNY	17,000,000	2,712,244
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	2,998,000
Series INBK, 3.39%, 3/16/2050	CNY	29,000,000	4,517,299
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,062,353
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	818,660
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,746,976
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,641,747
Series INBK, 3.72%, 4/12/2051	CNY	15,000,000	2,492,686
Series INBK, 3.73%, 5/25/2070	CNY	18,000,000	3,019,317
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	3,020,458
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	509,154
Series INBK, 3.76%, 3/22/2071	CNY	1,000,000	169,162
Series INBK, 3.81%, 9/14/2050	CNY	23,000,000	3,862,556
Series 1910, 3.86%, 7/22/2049	CNY	21,500,000	3,626,845
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,729,293
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,589,295
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,595,651
Security Description		Principal Amount	Value
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	$ 881,263
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	927,528
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	175,716
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,434,031
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	592,570
Series 1116, 4.50%, 6/23/2041	CNY	19,000,000	3,620,846
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	388,810
			147,181,428
COLOMBIA — 3.8%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	392,690
9.85%, 6/28/2027	COP	115,000,000	32,078
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	19,650,000,000	4,361,190
Series B, 6.00%, 4/28/2028	COP	27,015,000,000	5,999,639
Series B, 6.25%, 11/26/2025	COP	25,595,000,000	6,047,548
Series B, 6.25%, 7/9/2036	COP	14,300,000,000	2,890,954
Series B, 7.00%, 3/26/2031	COP	16,150,000,000	3,663,114
Series B, 7.00%, 6/30/2032	COP	26,864,000,000	6,017,066
Series B, 7.25%, 10/18/2034	COP	17,725,000,000	3,986,568
Series B, 7.25%, 10/26/2050	COP	9,400,000,000	1,986,587
Series B, 7.50%, 8/26/2026	COP	20,602,000,000	5,025,490
Series B, 7.75%, 9/18/2030	COP	4,800,000,000	1,149,673
Series B, 10.00%, 7/24/2024	COP	12,530,000,000	3,297,429
			44,850,026
CZECH REPUBLIC — 4.6%
Czech Republic Government Bond:
Series 1351, 0.01%, 12/12/2024	CZK	9,500,000	394,314
Series 130, 0.05%, 11/29/2029	CZK	80,000,000	2,902,349
Series 100, 0.25%, 2/10/2027	CZK	72,600,000	2,859,004
Series 97, 0.45%, 10/25/2023	CZK	114,240,000	4,935,157

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 94, 0.95%, 5/15/2030	CZK	147,970,000	$ 5,747,969
Series 95, 1.00%, 6/26/2026	CZK	119,070,000	4,924,298
Series 121, 1.20%, 3/13/2031	CZK	142,500,000	5,602,987
Series 120, 1.25%, 2/14/2025	CZK	108,500,000	4,644,333
Series 125, 1.50%, 4/24/2040	CZK	56,000,000	2,095,269
Series 11Y, 1.75%, 6/23/2032	CZK	3,500,000	143,990
Series 103, 2.00%, 10/13/2033	CZK	95,850,000	4,012,191
Series 89, 2.40%, 9/17/2025	CZK	96,820,000	4,280,091
Series 78, 2.50%, 8/25/2028	CZK	92,240,000	4,064,623
Series 105, 2.75%, 7/23/2029	CZK	102,650,000	4,594,908
Series 49, 4.20%, 12/4/2036	CZK	35,330,000	1,899,926
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	771,140
Series 58, 5.70%, 5/25/2024	CZK	5,000,000	239,476
			54,112,025
HUNGARY — 3.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025 (b)	HUF	812,000,000	2,223,802
Series 23/C, 1.50%, 8/23/2023	HUF	288,000,000	859,531
Series 26/E, 1.50%, 4/22/2026	HUF	1,120,000,000	3,075,606
Series 26/F, 1.50%, 8/26/2026 (b)	HUF	505,000,000	1,374,215
Series 29/A, 2.00%, 5/23/2029 (b)	HUF	680,000,000	1,771,212
Series 33/A, 2.25%, 4/20/2033	HUF	685,000,000	1,694,781
Series 34/A, 2.25%, 6/22/2034	HUF	800,000,000	1,903,671
Series 24/C, 2.50%, 10/24/2024	HUF	1,342,600,000	3,958,670
Series 26/D, 2.75%, 12/22/2026	HUF	991,000,000	2,835,610
Series 24/B, 3.00%, 6/26/2024	HUF	1,110,330,000	3,328,948
Series 27/A, 3.00%, 10/27/2027	HUF	1,353,880,000	3,861,150
Series 30/A, 3.00%, 8/21/2030	HUF	1,121,000,000	3,081,967
Series 38/A, 3.00%, 10/27/2038	HUF	815,000,000	2,009,973
Security Description		Principal Amount	Value
Series 41/A, 3.00%, 4/25/2041 (b)	HUF	150,000,000	$ 357,761
Series 31/A, 3.25%, 10/22/2031	HUF	972,200,000	2,743,499
Series 25/B, 5.50%, 6/24/2025	HUF	909,220,000	2,916,754
Series 23/A, 6.00%, 11/24/2023	HUF	469,340,000	1,495,928
Series 28/A, 6.75%, 10/22/2028 (b)	HUF	354,000,000	1,231,851
			40,724,929
INDONESIA — 7.0%
Indonesia Treasury Bond:
Series FR86, 5.50%, 4/15/2026	IDR	57,400,000,000	4,086,969
Series FR63, 5.63%, 5/15/2023	IDR	5,956,000,000	428,631
Series FR64, 6.13%, 5/15/2028	IDR	58,250,000,000	4,156,444
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	117,118
Series FR81, 6.50%, 6/15/2025	IDR	61,500,000,000	4,543,729
Series FR87, 6.50%, 2/15/2031	IDR	66,700,000,000	4,722,468
Series FR89, 6.88%, 8/15/2051	IDR	10,000,000,000	709,209
Series FR61, 7.00%, 5/15/2022	IDR	633,000,000	45,026
Series FR59, 7.00%, 5/15/2027	IDR	78,000,000,000	5,866,573
Series FR82, 7.00%, 9/15/2030	IDR	57,600,000,000	4,186,887
Series FR92, 7.13%, 6/15/2042	IDR	10,000,000,000	718,470
Series FR76, 7.38%, 5/15/2048	IDR	31,700,000,000	2,291,719
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,961,527
Series FR80, 7.50%, 6/15/2035	IDR	63,600,000,000	4,674,338
Series FR75, 7.50%, 5/15/2038	IDR	26,910,000,000	1,967,376
Series FR83, 7.50%, 4/15/2040	IDR	40,500,000,000	2,967,490
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	228,844
Series FR77, 8.13%, 5/15/2024	IDR	57,100,000,000	4,360,614
Series FR78, 8.25%, 5/15/2029	IDR	53,150,000,000	4,157,883
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	291,151
Series FR72, 8.25%, 5/15/2036	IDR	62,390,000,000	4,861,192

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series FR70, 8.38%, 3/15/2024	IDR	51,100,000,000	$ 3,902,385
Series FR56, 8.38%, 9/15/2026	IDR	21,800,000,000	1,725,258
Series FR68, 8.38%, 3/15/2034	IDR	72,700,000,000	5,723,077
Series FR79, 8.38%, 4/15/2039	IDR	32,000,000,000	2,529,241
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	731,460
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	579,581
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	487,051
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	87,662
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	109,683
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	19,000,000,000	1,313,700
Series PBS, 6.13%, 10/15/2025	IDR	15,000,000,000	1,094,090
Series PBS, 6.63%, 10/15/2024	IDR	16,000,000,000	1,187,160
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,795,848
Series PBS, 8.25%, 9/15/2023	IDR	20,000,000,000	1,504,999
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	286,830
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,822,385
			83,224,068
ISRAEL — 4.8%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	9,850,000	3,169,562
Series 0425, 0.50%, 4/30/2025	ILS	14,500,000	4,693,929
Series 0226, 0.50%, 2/27/2026	ILS	9,000,000	2,909,877
Series 0330, 1.00%, 3/31/2030	ILS	12,800,000	4,103,599
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	3,080,652
Series 0537, 1.50%, 5/31/2037	ILS	15,200,000	4,675,917
Series 0825, 1.75%, 8/31/2025	ILS	10,480,000	3,541,430
Series 0327, 2.00%, 3/31/2027	ILS	13,350,000	4,608,767
Series 0928, 2.25%, 9/28/2028	ILS	8,195,000	2,891,523
Security Description		Principal Amount	Value
Series 0324, 3.75%, 3/31/2024	ILS	15,400,000	$ 5,353,665
Series 0347, 3.75%, 3/31/2047	ILS	15,125,000	6,263,271
Series 0323, 4.25%, 3/31/2023	ILS	10,850,000	3,669,351
Series 0142, 5.50%, 1/31/2042	ILS	9,510,000	4,861,550
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,330,521
			57,153,614
MALAYSIA — 5.6%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	2,150,000	476,757
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	453,262
Series 0313, 3.48%, 3/15/2023	MYR	3,100,000	755,437
Series 0319, 3.48%, 6/14/2024	MYR	6,900,000	1,682,020
Series 0307, 3.50%, 5/31/2027	MYR	5,400,000	1,313,533
Series 0513, 3.73%, 6/15/2028	MYR	6,900,000	1,686,492
Series 0218, 3.76%, 4/20/2023	MYR	2,550,000	623,074
Series 0519, 3.76%, 5/22/2040	MYR	7,450,000	1,706,222
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,013,342
Series 0419, 3.83%, 7/5/2034	MYR	10,700,000	2,555,276
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,532,725
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	690,817
Series 0212, 3.89%, 3/15/2027	MYR	600,000	148,265
Series 0219, 3.89%, 8/15/2029	MYR	9,950,000	2,438,083
Series 0316, 3.90%, 11/30/2026	MYR	7,815,000	1,938,067
Series 0417, 3.90%, 11/16/2027	MYR	2,930,000	725,208
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	555,003
Series 0115, 3.96%, 9/15/2025	MYR	17,412,000	4,313,532
Series 0217, 4.06%, 9/30/2024	MYR	915,000	226,394
Series 0120, 4.07%, 6/15/2050	MYR	5,000,000	1,171,471
Series 0412, 4.13%, 4/15/2032	MYR	800,000	198,801

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	$ 940,827
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	409,324
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,078,305
Series 0216, 4.74%, 3/15/2046	MYR	6,425,000	1,628,309
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	1,444,983
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	43,271
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,048,075
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	784,281
Series 0713, 4.94%, 9/30/2043	MYR	300,000	78,638
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	7,700,000	1,867,678
Series 0120, 3.42%, 9/30/2027	MYR	8,400,000	2,021,678
Series 0121, 3.45%, 7/15/2036	MYR	5,000,000	1,133,922
Series 0220, 3.47%, 10/15/2030	MYR	9,700,000	2,304,807
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,835,768
Series 0319, 3.73%, 3/31/2026	MYR	13,900,000	3,402,770
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	838,227
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,100,076
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,131,958
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,443,447
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	832,722
Series 0119, 4.13%, 7/9/2029	MYR	4,500,000	1,117,563
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	933,965
Series 0218, 4.37%, 10/31/2028	MYR	5,680,000	1,438,932
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	590,157
Series 0221, 4.42%, 9/30/2041	MYR	2,200,000	546,926
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	571,420
Series 0219, 4.47%, 9/15/2039	MYR	6,800,000	1,682,075
Security Description		Principal Amount	Value
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	$ 1,888,792
Series 0519, 4.64%, 11/15/2049	MYR	7,200,000	1,765,849
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,095,672
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	845,755
Series 0615, 4.79%, 10/31/2035	MYR	810,000	212,104
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	384,810
			65,646,867
MEXICO — 4.7%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	134,040,000	6,173,831
Series M, 6.75%, 3/9/2023	MXN	91,500,000	4,474,133
Series M 20, 7.50%, 6/3/2027	MXN	124,930,000	6,120,624
Series M, 7.75%, 5/29/2031	MXN	80,828,000	3,992,386
Series M, 7.75%, 11/23/2034	MXN	20,000,000	984,412
Series M, 7.75%, 11/13/2042	MXN	74,980,000	3,555,441
Series M, 8.00%, 12/7/2023	MXN	58,755,000	2,909,787
Series M, 8.00%, 9/5/2024	MXN	108,100,000	5,371,141
Series M, 8.00%, 11/7/2047	MXN	72,420,000	3,506,841
Series M 20, 8.50%, 5/31/2029	MXN	151,485,000	7,830,216
Series M 30, 8.50%, 11/18/2038	MXN	100,240,000	5,154,045
Series M 20, 10.00%, 12/5/2024	MXN	90,495,000	4,736,207
Series M 30, 10.00%, 11/20/2036	MXN	13,100,000	768,794
			55,577,858
PERU — 2.7%
Peru Government Bond:
5.35%, 8/12/2040	PEN	11,100,000	2,366,862
5.40%, 8/12/2034	PEN	14,100,000	3,218,975
5.70%, 8/12/2024	PEN	6,200,000	1,605,428
5.94%, 2/12/2029	PEN	14,825,000	3,800,899
6.15%, 8/12/2032	PEN	14,507,000	3,646,104
6.35%, 8/12/2028	PEN	14,400,000	3,794,390
6.71%, 2/12/2055	PEN	1,000,000	246,581
6.90%, 8/12/2037	PEN	16,575,000	4,220,528
6.95%, 8/12/2031	PEN	15,420,000	4,140,326
8.20%, 8/12/2026	PEN	6,700,000	1,912,860

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Peruvian Government International Bond:
Series REGS, 6.35%, 8/12/2028	PEN	810,000	$ 213,434
Series REGS, 6.71%, 2/12/2055	PEN	475,000	117,126
Series REGS, 6.85%, 2/12/2042	PEN	3,125,000	786,695
Series REGS, 8.20%, 8/12/2026	PEN	7,735,000	2,208,355
			32,278,563
PHILIPPINES — 4.8%
Philippine Government Bond:
Series 3-25, 2.38%, 9/10/2023	PHP	228,800,000	4,470,231
Series R513, 2.63%, 8/12/2025	PHP	94,000,000	1,775,221
Series 1065, 2.88%, 7/9/2030	PHP	343,500,000	5,825,013
Series 5-77, 3.38%, 4/8/2026	PHP	40,000,000	768,364
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	507,274
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	420,207
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,594,742
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,322,000
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	744,646
Series 1066, 4.00%, 7/22/2031	PHP	257,000,000	4,706,211
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	377,840
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	1,013,482
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,390,717
Series R511, 4.63%, 12/4/2022	PHP	26,850,000	537,969
Series 2511, 4.63%, 9/9/2040	PHP	153,100,000	2,813,414
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	5,550,949
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	395,823
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	967,270
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	651,707
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,884,358
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,450,506
Security Description		Principal Amount	Value
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	$ 2,235,520
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,110,325
Series 2023, 6.75%, 1/24/2039	PHP	40,000,000	943,287
Series 1064, 6.88%, 1/10/2029	PHP	208,000,000	4,644,872
Series 2017, 8.00%, 7/19/2031	PHP	269,237,338	6,510,305
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	338,584
Philippine Government International Bond 6.25%, 1/14/2036	PHP	20,000,000	435,668
			56,386,505
POLAND — 4.7%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	3,800,000	901,915
Series 1026, 0.25%, 10/25/2026	PLN	40,663,000	8,481,884
Series 0425, 0.75%, 4/25/2025	PLN	21,500,000	4,849,556
Series 0424, 2.50%, 4/25/2024	PLN	36,400,000	8,824,797
Series 0726, 2.50%, 7/25/2026	PLN	26,300,000	6,151,968
Series 0727, 2.50%, 7/25/2027	PLN	19,800,000	4,556,348
Series 0428, 2.75%, 4/25/2028	PLN	13,200,000	3,086,958
Series 1029, 2.75%, 10/25/2029	PLN	4,500,000	1,043,355
Series 0725, 3.25%, 7/25/2025	PLN	4,000,000	974,760
Series 1023, 4.00%, 10/25/2023	PLN	28,700,000	7,199,923
Series 0429, 5.75%, 4/25/2029	PLN	7,000,000	1,955,156
Republic of Poland Government Bond:
Zero Coupon, 7/25/2024	PLN	6,500,000	1,490,376
Series 0432, 1.75%, 4/25/2032	PLN	26,000,000	5,423,090
			54,940,086
ROMANIA — 3.2%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	2,600,000	525,113
Series 7Y, 3.25%, 4/29/2024	RON	2,700,000	602,870

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 5Y, 3.25%, 6/24/2026	RON	7,000,000	$ 1,505,884
Series 5Y, 3.65%, 7/28/2025	RON	12,000,000	2,660,615
Series 15Y, 3.65%, 9/24/2031	RON	11,700,000	2,357,745
Series 4YR, 3.70%, 11/25/2024	RON	11,300,000	2,530,542
Series 3Y, 4.00%, 10/25/2023	RON	13,550,000	3,087,427
Series 8Y, 4.15%, 1/26/2028	RON	11,000,000	2,420,172
Series 10YR, 4.15%, 10/24/2030	RON	4,600,000	977,278
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,426,840
Series 4.3Y, 4.40%, 9/25/2023	RON	7,700,000	1,767,073
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,253,401
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	4,172,828
Series 15Y, 4.75%, 10/11/2034	RON	7,000,000	1,521,315
Series 7Y, 4.85%, 4/22/2026	RON	15,275,000	3,509,280
Series 10Y, 5.00%, 2/12/2029	RON	12,825,000	2,933,007
Series 15YR, 5.80%, 7/26/2027	RON	3,240,000	775,472
Series 10Y, 5.85%, 4/26/2023	RON	2,600,000	608,610
			37,635,472
RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6234, 4.50%, 7/16/2025	RUB	307,000,000	3,635,168
Series 6236, 5.70%, 5/17/2028	RUB	267,000,000	3,111,181
Series 6235, 5.90%, 3/12/2031	RUB	297,000,000	3,364,888
Series 6232, 6.00%, 10/6/2027	RUB	259,900,000	3,102,881
Series 6233, 6.10%, 7/18/2035	RUB	260,000,000	2,865,100
Series 6223, 6.50%, 2/28/2024	RUB	214,000,000	2,758,259
Series 6224, 6.90%, 5/23/2029	RUB	102,000,000	1,258,154
Series 6215, 7.00%, 8/16/2023	RUB	62,500,000	818,232
Series 6212, 7.05%, 1/19/2028	RUB	223,115,000	2,796,320
Series 6222, 7.10%, 10/16/2024	RUB	83,241,000	1,080,789
Security Description		Principal Amount	Value
Series 6229, 7.15%, 11/12/2025	RUB	362,500,000	$ 4,656,581
Series 6225, 7.25%, 5/10/2034	RUB	231,270,000	2,853,634
Series 6227, 7.40%, 7/17/2024	RUB	310,500,000	4,070,916
Series 6228, 7.65%, 4/10/2030	RUB	145,000,000	1,865,705
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	2,837,850
Series 6230, 7.70%, 3/16/2039	RUB	142,500,000	1,806,939
Series 6219, 7.75%, 9/16/2026	RUB	150,790,000	1,968,771
Series 6226, 7.95%, 10/7/2026	RUB	199,400,000	2,623,911
Series 6207, 8.15%, 2/3/2027	RUB	209,000,000	2,772,903
Series 6218, 8.50%, 9/17/2031	RUB	168,892,000	2,291,966
			52,540,148
SOUTH AFRICA — 4.6%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	33,761,000	1,477,463
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	593,767
Series R214, 6.50%, 2/28/2041	ZAR	9,900,000	410,209
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,229,893
Series R213, 7.00%, 2/28/2031	ZAR	34,500,000	1,817,032
Series 2023, 7.75%, 2/28/2023	ZAR	23,580,000	1,517,309
Series 2030, 8.00%, 1/31/2030	ZAR	123,955,000	7,162,361
Series 2032, 8.25%, 3/31/2032	ZAR	94,370,000	5,333,395
Series 2037, 8.50%, 1/31/2037	ZAR	109,847,000	5,809,607
Series 2044, 8.75%, 1/31/2044	ZAR	84,126,000	4,379,741
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,831,312
Series 2048, 8.75%, 2/28/2048	ZAR	100,000,000	5,205,548
Series 2035, 8.88%, 2/28/2035	ZAR	92,530,000	5,196,913
Series 2040, 9.00%, 1/31/2040	ZAR	41,790,000	2,266,884
Series R186, 10.50%, 12/21/2026	ZAR	141,705,000	9,820,029
			54,051,463

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
SOUTH KOREA — 12.1%
Korea Treasury Bond:
Series 2303, 0.75%, 3/10/2023	KRW	2,700,000,000	$ 2,252,512
Series 2312, 0.88%, 12/10/2023	KRW	6,030,000,000	4,996,055
Series 2306, 1.00%, 6/10/2023	KRW	7,780,000,000	6,494,040
Series 2406, 1.13%, 6/10/2024	KRW	4,200,000,000	3,479,481
Series 2509, 1.13%, 9/10/2025	KRW	3,700,000,000	3,022,874
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	3,772,604
Series 2603, 1.25%, 3/10/2026	KRW	5,300,000,000	4,327,476
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,627,090
Series 2912, 1.38%, 12/10/2029	KRW	4,900,000,000	3,860,906
Series 3006, 1.38%, 6/10/2030	KRW	10,280,000,000	8,057,638
Series 2503, 1.50%, 3/10/2025	KRW	5,840,000,000	4,858,839
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,558,820
Series 3012, 1.50%, 12/10/2030	KRW	6,400,000,000	5,049,838
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	4,521,952
Series 4009, 1.50%, 9/10/2040	KRW	4,000,000,000	2,930,432
Series 5003, 1.50%, 3/10/2050	KRW	12,730,000,000	8,876,869
Series 7009, 1.63%, 9/10/2070	KRW	1,050,000,000	707,570
Series 2403, 1.88%, 3/10/2024	KRW	3,150,000,000	2,657,591
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	3,307,563
Series 2906, 1.88%, 6/10/2029	KRW	6,280,000,000	5,161,487
Series 4109, 1.88%, 9/10/2041	KRW	1,300,000,000	1,010,233
Series 5103, 1.88%, 3/10/2051	KRW	8,500,000,000	6,469,053
Series 2209, 2.00%, 9/10/2022	KRW	200,000	169
Series 3106, 2.00%, 6/10/2031	KRW	5,600,000,000	4,600,813
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,079,445
Series 4903, 2.00%, 3/10/2049	KRW	7,835,000,000	6,150,166
Series 2706, 2.13%, 6/10/2027	KRW	4,282,000,000	3,600,281
Security Description		Principal Amount	Value
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	$ 4,689,024
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	3,305,573
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	25,529
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,964,084
Series 2303, 2.38%, 3/10/2023	KRW	1,418,000,000	1,205,616
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,765,017
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,563,738
Series 3809, 2.38%, 9/10/2038	KRW	3,409,000,000	2,876,537
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,725,136
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	757,088
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	6,000,288
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,209,411
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	246,492
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,304,249
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	382,759
			142,452,338
THAILAND — 5.0%
Thailand Government Bond:
0.75%, 6/17/2024	THB	137,700,000	4,122,146
0.95%, 6/17/2025	THB	118,000,000	3,533,319
1.00%, 6/17/2027	THB	22,000,000	645,682
1.45%, 12/17/2024	THB	115,180,000	3,507,655
1.59%, 12/17/2035	THB	72,500,000	1,987,277
1.60%, 12/17/2029	THB	109,400,000	3,210,590
1.60%, 6/17/2035	THB	31,500,000	872,368
1.88%, 6/17/2049	THB	19,000,000	461,350
2.00%, 12/17/2022	THB	22,252,000	675,644
2.00%, 12/17/2031	THB	59,000,000	1,780,716
2.00%, 6/17/2042	THB	19,500,000	514,774
2.13%, 12/17/2026	THB	94,380,000	2,937,274
2.40%, 12/17/2023	THB	116,400,000	3,602,494
2.50%, 6/17/2071	THB	35,000,000	885,319
2.88%, 12/17/2028	THB	117,510,000	3,784,297
2.88%, 6/17/2046	THB	72,715,000	2,195,737
3.30%, 6/17/2038	THB	97,000,000	3,194,963
3.40%, 6/17/2036	THB	56,460,000	1,881,929
3.58%, 12/17/2027	THB	4,650,000	156,173
3.60%, 6/17/2067	THB	57,200,000	1,940,031
3.63%, 6/16/2023	THB	9,000	281
3.65%, 6/20/2031	THB	16,575,000	571,105

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
3.78%, 6/25/2032	THB	116,120,000	$ 4,067,745
3.80%, 6/14/2041	THB	12,750,000	446,193
3.85%, 12/12/2025	THB	18,882,000	625,097
3.85%, 12/12/2025	THB	20,000,000	662,108
4.00%, 6/17/2066	THB	54,280,000	2,006,851
4.68%, 6/29/2044	THB	64,500,000	2,534,473
4.75%, 12/20/2024	THB	14,000,000	466,676
4.85%, 6/17/2061	THB	48,195,000	2,075,643
4.88%, 6/22/2029	THB	22,564,000	816,974
4.88%, 6/22/2029	THB	55,720,000	2,017,451
5.67%, 3/13/2028	THB	10,000,000	372,876
			58,553,211
TURKEY — 2.0%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	12,225,000	784,790
8.00%, 3/12/2025	TRY	8,130,000	407,120
8.50%, 9/14/2022	TRY	18,450,000	1,281,660
8.80%, 9/27/2023	TRY	2,300,000	141,155
9.00%, 7/24/2024	TRY	29,650,000	1,652,215
10.40%, 3/20/2024	TRY	1,760,000	106,026
10.50%, 8/11/2027	TRY	40,380,000	1,790,984
10.60%, 2/11/2026	TRY	41,104,000	2,036,667
11.00%, 2/24/2027	TRY	13,298,000	625,859
11.70%, 11/13/2030	TRY	52,800,000	2,290,163
12.20%, 1/18/2023	TRY	36,270,000	2,499,072
12.40%, 3/8/2028	TRY	8,050,000	384,322
12.60%, 10/1/2025	TRY	81,000,000	4,452,644
16.20%, 6/14/2023	TRY	19,850,000	1,380,433
16.90%, 9/2/2026	TRY	26,000,000	1,570,210
17.20%, 9/20/2023	TRY	10,000,000	706,339
20.10%, 10/18/2023	TRY	15,000,000	1,082,099
			23,191,758
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,264,829,767)			1,154,580,221
Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d)	312,671	312,671
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	7,188,000	$ 7,188,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,500,671)		7,500,671
TOTAL INVESTMENTS — 98.6% (Cost $1,273,399,959)		1,162,957,017
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		16,612,450
NET ASSETS — 100.0%		$ 1,179,569,467
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At December 31, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	CNH 11,000,000	USD 1,718,350	01/11/2022	$(11,121)
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD 1,513,623	KRW 1,800,000,000	02/08/2022	$ (2,400)
UBS AG	USD 1,721,359	CNH 11,000,000	01/11/2022	8,112
UBS AG	USD 1,454,401	RUB 110,000,000	01/11/2022	12,143
UBS AG	RUB 110,000,000	USD 1,483,900	01/11/2022	17,355
UBS AG	USD 1,474,570	RUB 110,000,000	02/08/2022	(9,361)
UBS AG	CNH 11,000,000	USD 1,717,596	02/08/2022	(8,612)
Total				$ 6,116

CNH	Chinese Yuan Offshore Renminbi
KRW	South Korean Won
RUB	Russian Ruble

During the year ended December 31, 2021, average notional value related toforeign currency exchange contracts was $28,041,447 or 2% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 876,125	$—	$ 876,125
Foreign Government Obligations	—	1,154,580,221	—	1,154,580,221
Short-Term Investments	7,500,671	—	—	7,500,671
TOTAL INVESTMENTS	$7,500,671	$1,155,456,346	$—	$1,162,957,017
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	37,610	—	37,610
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 37,610	$—	$ 37,610
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$7,500,671	$1,155,493,956	$—	$1,162,994,627
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(31,494)	—	(31,494)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (31,494)	$—	$ (31,494)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,227,948	$10,227,948	$224,841,134	$ 234,756,411	$—	$—	312,671	$ 312,671	$ 1,625
State Street Navigator Securities Lending Portfolio II	—	—	137,332,714	130,144,714	—	—	7,188,000	7,188,000	8,422
Total		$10,227,948	$362,173,848	$364,901,125	$—	$—		$7,500,671	$10,047
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 0.7%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$ 116,603
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	178,782
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	100,000	116,743
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	237,627
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	120,750
Telstra Corp., Ltd. Series EMTN, 2.50%, 9/15/2023	EUR	200,000	237,734
			1,008,239
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	236,057
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	100,000	118,123
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	236,412
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	120,792
Series EMTN, 1.65%, 3/28/2031 (a)	EUR	200,000	244,405
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	472,587
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	373,481
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	139,640
Series EMTN, 2.75%, 3/17/2036	EUR	300,000	402,939
Series EMTN, 2.85%, 5/25/2037	GBP	100,000	144,478
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	135,354
EMTN, 2.88%, 4/2/2032	EUR	200,000	270,708
EMTN, 3.70%, 4/2/2040	EUR	200,000	301,666
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	116,609
			3,077,194
Security Description		Principal Amount	Value
CANADA — 0.8%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	$ 115,154
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	345,523
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	114,103
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	114,762
Series EMTN, 0.63%, 7/20/2023	EUR	400,000	460,993
			1,150,535
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	100,000	111,813
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	100,000	119,847
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	200,000	230,579
Series EMTN, 0.88%, 5/22/2023	EUR	100,000	115,089
EMTN, 0.88%, 5/22/2023	EUR	100,000	115,089
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (b)	EUR	200,000	228,993
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (b)	GBP	100,000	135,973
			945,570
FINLAND — 1.0%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	200,000	230,880
EMTN, 0.50%, 11/2/2028	EUR	100,000	113,039
Series EMTN, 0.88%, 6/26/2023	EUR	100,000	115,437
Series EMTN, 1.00%, 2/22/2023	EUR	200,000	230,958
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	117,833
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	119,374
OP Corporate Bank PLC:
EMTN, 0.10%, 11/16/2027	EUR	300,000	336,076

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	$ 230,835
			1,494,432
FRANCE — 17.8%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	242,766
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	238,261
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	243,829
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	129,175
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	258,349
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	100,000	119,453
Series EMTN, 1.38%, 1/22/2030 (a)	EUR	200,000	244,296
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	121,914
Banque Federative du Credit Mutuel SA:
Series EMTN, Zero Coupon, 7/17/2025	EUR	300,000	348,205
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	224,756
Series EMTN, 0.13%, 2/5/2024	EUR	200,000	228,431
0.25%, 7/19/2028	EUR	200,000	221,838
EMTN, 0.63%, 2/21/2031	EUR	100,000	111,817
Series EMTN, 0.75%, 6/8/2026	EUR	300,000	348,145
0.75%, 1/17/2030	EUR	100,000	113,551
Series EMTN, 1.25%, 1/14/2025	EUR	400,000	471,135
Series EMTN, 1.25%, 5/26/2027	EUR	100,000	118,950
1.25%, 6/3/2030	EUR	300,000	353,732
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	120,182
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	366,314
Series EMTN, 2.63%, 3/18/2024	EUR	200,000	240,925
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	241,223
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	225,397
EMTN, 0.63%, 12/3/2032	EUR	100,000	109,271
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	$ 221,781
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	174,343
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	353,322
Series EMTN, 1.25%, 7/13/2031	GBP	100,000	125,549
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	238,414
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	238,403
Series EMTN, 1.50%, 5/23/2028 (a)	EUR	200,000	241,114
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	244,094
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	120,735
1.88%, 12/14/2027	GBP	100,000	135,412
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	120,345
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	119,846
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	143,992
Series EMTN, 4.50%, 3/21/2023	EUR	100,000	120,406
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (b)	EUR	200,000	225,820
EMTN, 3 Month USD LIBOR + 0.83%, 0.50%, 1/19/2030 (b)	EUR	200,000	221,849
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (b)	EUR	300,000	348,201
3 Month USD LIBOR + 0.95%, 0.50%, 9/1/2028 (b)	EUR	200,000	224,665
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	242,362
Bouygues SA 1.13%, 7/24/2028	EUR	100,000	118,606
Bpce SA 1.00%, 7/15/2024	EUR	100,000	116,684
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	227,005
0.25%, 1/14/2031	EUR	200,000	217,434
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	345,987
0.63%, 4/28/2025 (a)	EUR	300,000	346,557
Series EMTN, 0.88%, 1/31/2024	EUR	100,000	115,852
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	116,710
Series EMTN, 1.00%, 10/5/2028	EUR	200,000	235,548

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/18/2023	EUR	100,000	$ 115,426
DMTN, 3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (b)	EUR	200,000	226,478
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	125,056
2.38%, 4/15/2032	EUR	200,000	260,105
2.50%, 7/1/2023	EUR	100,000	117,553
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	126,954
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	125,716
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	126,151
Credit Agricole SA:
EMTN, 0.13%, 12/9/2027	EUR	200,000	222,097
Series EMTN, 0.38%, 4/20/2028	EUR	100,000	111,948
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	115,793
EMTN, 0.88%, 1/14/2032	EUR	300,000	341,591
EMTN, 1.00%, 7/3/2029	EUR	100,000	118,009
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	237,745
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	236,389
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	120,066
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	244,430
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	122,121
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	240,913
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	119,621
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	127,968
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (b)	EUR	400,000	465,984
Danone SA:
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	347,879
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	120,643
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	226,971
ELO SACA Series EMTN, 2.88%, 1/29/2026	EUR	100,000	122,860
Security Description		Principal Amount	Value
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	50,000	$ 61,848
Engie SA:
1.38%, 3/27/2025	EUR	100,000	118,186
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	124,698
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	335,793
EssilorLuxottica SA:
Series EMTN, Zero Coupon, 5/27/2023	EUR	200,000	228,210
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	228,451
Series EMTN, 0.38%, 1/5/2026	EUR	300,000	345,102
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	114,637
0.75%, 11/27/2031	EUR	100,000	116,318
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	300,000	343,553
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2024	EUR	200,000	228,144
0.13%, 2/11/2028	EUR	200,000	226,187
0.38%, 2/11/2031	EUR	300,000	339,245
Series EMTN, 0.75%, 5/26/2024	EUR	250,000	289,606
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	135,357
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	133,681
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	200,000	233,709
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	120,559
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	121,689
Series EMTN, 2.00%, 1/15/2029	EUR	100,000	126,246
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	150,383
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	697,924
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	200,000	234,927
1.75%, 4/8/2030	EUR	100,000	124,783
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	115,746
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	245,822
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	247,751

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series EMTN, 1.75%, 9/10/2026	EUR	500,000	$ 612,595
Series 20FX, 1.88%, 3/21/2038 (a)	EUR	200,000	265,701
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	237,625
Societe Generale SA:
0.13%, 2/24/2026	EUR	300,000	339,619
EMTN, 0.13%, 2/18/2028	EUR	100,000	111,280
Series EMTN, 0.25%, 7/8/2027	EUR	100,000	112,473
Series EMTN, 0.75%, 5/26/2023	EUR	100,000	115,306
0.75%, 1/25/2027	EUR	100,000	114,491
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	234,171
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	116,736
1.25%, 6/12/2030	EUR	200,000	232,507
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	362,237
Series EMTN, 2.13%, 9/27/2028	EUR	300,000	370,328
3 Month USD LIBOR + 0.95%, 0.50%, 6/12/2029 (b)	EUR	100,000	111,190
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	300,000	380,847
TotalEnergies Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	100,000	114,549
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	116,147
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	361,780
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	242,026
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	127,333
Series EMTN, 2.50%, 3/25/2026	EUR	100,000	124,945
Unibail-Rodamco-Westfield SE:
EMTN, 0.63%, 5/4/2027	EUR	100,000	114,084
EMTN, 1.38%, 12/4/2031	EUR	100,000	116,333
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	125,996
			26,958,272
GERMANY — 13.3%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	200,993
Security Description		Principal Amount	Value
Aroundtown SA EMTN, Zero Coupon, 7/16/2026	EUR	100,000	$ 110,886
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	343,686
0.88%, 11/15/2027	EUR	100,000	118,280
Bayer AG:
0.05%, 1/12/2025	EUR	100,000	113,373
0.38%, 7/6/2024	EUR	100,000	114,694
0.75%, 1/6/2027	EUR	300,000	345,252
1.13%, 1/6/2030	EUR	300,000	348,992
1.38%, 7/6/2032	EUR	100,000	116,288
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	300,000	374,368
Bayer Capital Corp. B.V. 1.50%, 6/26/2026	EUR	400,000	476,705
BMW Finance NV:
Series EMTN, Zero Coupon, 4/14/2023	EUR	200,000	228,249
Series EMTN, 0.38%, 7/10/2023	EUR	257,000	295,029
Series EMTN, 0.63%, 10/6/2023	EUR	300,000	346,123
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	117,200
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	247,524
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	229,726
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	114,675
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	115,284
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	233,672
Daimler AG:
Series EMTN, 0.75%, 9/10/2030	EUR	100,000	116,836
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	118,849
Series EMTN, 1.13%, 11/6/2031	EUR	125,000	148,808
Series EMTN, 1.38%, 5/11/2028 (a)	EUR	300,000	365,482
Series EMTN, 1.40%, 1/12/2024 (a)	EUR	193,000	226,337
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	240,831
Series EMTN, 1.50%, 7/3/2029 (a)	EUR	225,000	277,342
Series EMTN, 1.63%, 8/22/2023	EUR	300,000	351,537
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	150,000	197,748

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Daimler International Finance B.V.:
Series EMTN, 0.63%, 2/27/2023	EUR	200,000	$ 229,983
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	232,494
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	233,649
Series EMTN, 0.88%, 4/9/2024	EUR	100,000	116,241
Series EMTN, 1.00%, 11/11/2025	EUR	300,000	353,736
Daimler International Finance BV Series EMTN, 2.63%, 4/7/2025	EUR	200,000	246,955
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	100,000	116,002
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	473,507
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	233,590
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	138,150
3 Month USD LIBOR + 1.50%, 1.38%, 2/17/2032 (b)	EUR	200,000	226,827
EMTN, 3 Month USD LIBOR + 2.05%, 1.75%, 11/19/2030 (b)	EUR	400,000	472,181
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	200,000	231,086
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	126,098
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	200,000	229,914
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	116,059
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	119,269
Series EMTN, 1.38%, 1/30/2027	EUR	100,000	120,489
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	304,543
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	254,815
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	200,000	244,446
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	197,056
Security Description		Principal Amount	Value
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	$ 102,845
Series EMTN, 6.25%, 6/3/2030	GBP	250,000	448,792
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	359,231
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	114,550
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	114,378
Grand City Properties SA EMTN, 0.13%, 1/11/2028	EUR	100,000	109,016
HeidelbergCement AG Series EMTN, 1.50%, 2/7/2025	EUR	100,000	118,163
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	119,686
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	115,209
1.25%, 3/10/2028	EUR	100,000	120,701
1.63%, 3/10/2031	EUR	100,000	124,862
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	184,208
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2023	EUR	100,000	114,139
Series EMTN, Zero Coupon, 2/20/2026	EUR	300,000	340,958
0.13%, 9/5/2029	EUR	200,000	226,188
Series EMTN, 0.38%, 9/6/2023	EUR	250,000	287,634
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	115,342
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	134,421
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	246,560
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	132,901
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	113,018
Series EMTN, 0.75%, 3/24/2029	EUR	200,000	224,016
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	117,848

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	$ 57,514
EMTN, 0.88%, 9/22/2028	EUR	200,000	233,622
1.13%, 10/2/2023	EUR	300,000	347,992
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	121,817
Series 10Y, 1.88%, 3/30/2027	EUR	500,000	609,585
3.25%, 11/18/2030	EUR	100,000	136,075
4.13%, 11/16/2038 (a)	EUR	200,000	314,979
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	232,804
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	117,615
Series EMTN, 2.63%, 1/15/2024	EUR	235,000	281,336
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	351,713
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	118,854
Vonovia SE:
Series EMTN, 0.38%, 6/16/2027	EUR	100,000	112,391
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	223,627
1.00%, 6/16/2033	EUR	400,000	444,910
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	228,860
0.84%, 9/25/2025	EUR	100,000	115,318
1.33%, 9/25/2028	EUR	100,000	115,810
1.82%, 9/25/2031	EUR	200,000	233,459
			20,134,806
IRELAND — 0.2%
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	100,000	113,708
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	100,000	124,261
			237,969
ITALY — 4.8%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	324,867
Enel Finance International NV:
Series EMTN, Zero Coupon, 6/17/2024	EUR	200,000	227,263
Series EMTN, 0.38%, 6/17/2027	EUR	500,000	565,973
Security Description		Principal Amount	Value
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	$ 216,716
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	233,231
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	235,505
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	118,822
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	75,187
Series EMTN, 5.75%, 9/14/2040	GBP	200,000	403,049
Eni SpA:
Series EMTN, 0.63%, 1/23/2030	EUR	100,000	112,974
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	119,538
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	686,482
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	193,095
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	100,000	113,396
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	232,064
Series EMTN, 1.38%, 1/18/2024	EUR	200,000	233,490
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	359,306
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	240,454
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	117,818
EMTN, 2.13%, 5/26/2025	EUR	100,000	120,366
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	122,128
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	233,387
Terna SPA:
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	115,735
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	238,757
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	225,515
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	114,292
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	110,093
Series EMTN, 2.00%, 3/4/2023	EUR	157,000	182,932
Series EMTN, 2.13%, 10/24/2026 (a)	EUR	200,000	243,643

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (b)	EUR	200,000	$ 232,760
EMTN, 3 Month USD LIBOR + 1.60%, 1.25%, 6/16/2026 (b)	EUR	200,000	233,021
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	299,600
			7,281,459
JAPAN — 2.3%
Mizuho Financial Group, Inc. EMTN, 0.69%, 10/7/2030	EUR	200,000	225,063
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	300,000	340,310
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	875,708
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	869,826
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029 (a)	EUR	100,000	112,982
1.55%, 6/15/2026	EUR	200,000	239,590
Takeda Pharmaceutical Co., Ltd.:
2.00%, 7/9/2040	EUR	200,000	245,263
Series REGS, 2.25%, 11/21/2026	EUR	200,000	247,748
Series REGS, 3.00%, 11/21/2030	EUR	250,000	336,790
			3,493,280
LUXEMBOURG — 0.1%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	200,000	235,504
MEXICO — 0.2%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	100,000	114,971
4.38%, 8/7/2041	GBP	100,000	173,916
			288,887
NETHERLANDS — 5.4%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	344,921
0.60%, 1/15/2027	EUR	200,000	229,532
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	373,317
1.00%, 6/2/2033	EUR	100,000	114,200
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	117,754
Security Description		Principal Amount	Value
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	$ 119,642
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	240,319
Cooperatieve Rabobank UA:
Series EMTN, 0.63%, 2/27/2024	EUR	300,000	346,602
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	115,483
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	119,372
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	357,607
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	120,835
Series EMTN, 2.38%, 5/22/2023	EUR	100,000	117,938
4.13%, 7/14/2025	EUR	350,000	456,310
Series GMTN, 3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	232,554
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	117,489
ING Groep NV:
Series EMTN, 1.00%, 9/20/2023	EUR	100,000	115,961
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	119,361
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	372,663
Series EMTN, 2.13%, 1/10/2026	EUR	100,000	122,059
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	395,734
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	285,055
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	200,000	227,208
3 Month USD LIBOR + 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	442,484
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	100,000	163,529
LeasePlan Corp. NV:
EMTN, 0.13%, 9/13/2023	EUR	200,000	228,023
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	225,656
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	112,227
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	229,638

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
EMTN, 0.50%, 5/11/2024	EUR	100,000	$ 115,252
EMTN, 0.50%, 11/8/2031	EUR	100,000	110,402
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	115,880
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	104,127
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	116,862
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	239,087
Series EMTN, 1.25%, 11/11/2032	EUR	100,000	117,840
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	121,411
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	121,411
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	242,977
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	121,100
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	124,896
			8,214,718
NORWAY — 0.3%
DNB Bank ASA:
Series EMTN, 0.05%, 11/14/2023	EUR	200,000	228,460
Series EMTN, 3 Month USD LIBOR + 0.53%, 0.25%, 2/23/2029 (b)	EUR	200,000	222,032
			450,492
SPAIN — 5.2%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	123,585
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	130,289
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	114,468
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	113,577
Series GMTN, 0.50%, 1/14/2027	EUR	300,000	338,721
Series GMTN, 0.75%, 6/4/2025	EUR	100,000	115,802
1.00%, 6/21/2026	EUR	200,000	232,880
Series GMTN, 1.13%, 2/28/2024	EUR	100,000	116,332
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	117,888
Security Description		Principal Amount	Value
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	$ 114,822
Series EMTN, 0.88%, 7/22/2025	EUR	100,000	114,824
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	334,812
Series EMTN, 0.25%, 6/19/2024 (a)	EUR	200,000	229,031
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	113,680
EMTN, 1.00%, 11/4/2031	EUR	100,000	112,637
Series EMTN, 1.13%, 1/17/2025	EUR	300,000	350,521
Series EMTN, 1.13%, 6/23/2027	EUR	100,000	116,825
EMTN, 1.38%, 7/31/2024	GBP	100,000	135,288
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	118,053
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	236,107
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	228,659
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	230,327
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	232,818
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	234,714
Series EMTN, 1.38%, 6/19/2026	EUR	100,000	117,558
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	356,999
Series EMTN, 3 Month USD LIBOR + 0.90%, 0.50%, 2/9/2029 (b)	EUR	200,000	222,490
EMTN, 3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (b)	EUR	100,000	115,458
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	100,000	117,125
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	118,935
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	300,000	355,281
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	119,788
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	116,079

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	$ 114,533
Series EMTN, 0.38%, 1/17/2025 (a)	EUR	200,000	228,643
Telefonica Emisiones SA:
EMTN, 0.66%, 2/3/2030	EUR	100,000	114,090
Series EMTN, 1.07%, 2/5/2024	EUR	200,000	232,691
Series EMTN, 1.20%, 8/21/2027	EUR	300,000	356,470
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	239,527
Series EMTN, 1.46%, 4/13/2026	EUR	100,000	119,732
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	238,140
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	244,908
			7,835,107
SWEDEN — 1.3%
Skandinaviska Enskilda Banken AB:
EMTN, 0.05%, 7/1/2024	EUR	100,000	114,162
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	229,055
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	227,199
GMTN, 0.38%, 6/21/2028	EUR	200,000	224,765
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	114,831
Svenska Handelsbanken AB:
EMTN, 0.05%, 9/6/2028	EUR	100,000	110,917
EMTN, 0.13%, 11/3/2026	EUR	200,000	226,383
0.50%, 2/18/2030	EUR	100,000	112,213
0.50%, 2/18/2030	EUR	100,000	112,213
Series EMTN, 1.00%, 4/15/2025	EUR	100,000	117,386
Swedbank AB:
GMTN, 0.25%, 11/2/2026	EUR	100,000	113,424
Series EMTN, 0.75%, 5/5/2025	EUR	200,000	232,464
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (b)	EUR	100,000	112,821
			2,047,833
SWITZERLAND — 4.5%
Credit Suisse AG:
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	132,339
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	$ 238,141
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	200,000	211,734
EMTN, 0.65%, 9/10/2029	EUR	200,000	221,751
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	138,959
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	300,000	348,529
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	200,000	230,215
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (b)	EUR	300,000	370,996
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (b)	GBP	100,000	135,387
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (b)	EUR	300,000	337,728
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	375,988
Nestle Finance International, Ltd.:
0.38%, 5/12/2032	EUR	100,000	111,335
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	118,658
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	371,905
Novartis Finance SA:
Zero Coupon, 9/23/2028	EUR	200,000	222,486
0.13%, 9/20/2023	EUR	100,000	114,587
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	117,257
1.50%, 3/26/2030	EUR	100,000	121,962
2.00%, 3/26/2038	EUR	200,000	256,019
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	116,923
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	200,000	225,378
Series GMTN, 0.63%, 1/23/2023	EUR	200,000	229,462
Series EMTN, 0.75%, 4/21/2023	EUR	300,000	345,196
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	223,647
0.63%, 2/24/2033	EUR	300,000	330,568

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series EMTN, 1.25%, 9/1/2026	EUR	100,000	$ 118,115
1.50%, 11/30/2024	EUR	100,000	117,091
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (b)	EUR	200,000	227,664
EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (b)	EUR	400,000	446,552
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (b)	EUR	200,000	233,424
			6,789,996
UNITED KINGDOM — 10.3%
Barclays PLC:
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	139,615
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	142,955
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	294,134
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	200,000	234,652
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	243,800
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	243,800
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	100,000	112,688
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	236,720
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	100,000	154,045
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031 (a)	EUR	100,000	117,515
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	240,985
1.88%, 4/7/2024	EUR	100,000	118,586
2.82%, 4/7/2032	EUR	200,000	268,432
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	253,515
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	231,416
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	234,532
Series EMTN, 1.75%, 3/10/2026	EUR	200,000	236,808
Security Description		Principal Amount	Value
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	$ 137,083
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	137,821
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	138,728
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	100,000	111,500
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	198,222
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	115,998
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	100,000	115,634
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	228,629
0.75%, 4/17/2026	EUR	100,000	114,972
1.13%, 10/17/2028	EUR	100,000	115,268
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	92,100	135,228
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	100,000	132,924
easyJet FinCo B.V. Series EMTN, 1.88%, 3/3/2028	EUR	100,000	114,080
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	119,279
Series EMTN, 1.38%, 12/2/2024	EUR	50,000	59,307
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	191,042
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	191,042
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	310,826
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	207,100
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	220,502
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	175,564
Series REGS, 6.45%, 12/10/2031	GBP	250,000	451,643
Series EMTN, 6.75%, 12/3/2026	GBP	100,000	164,164
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	464,385
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	375,992

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
2.63%, 8/16/2028	GBP	100,000	$ 139,826
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (b)	GBP	100,000	136,896
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	200,000	282,810
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	200,000	284,309
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (b)	EUR	250,000	292,403
Imperial Brands Finance Netherlands B.V. Series EMTN, 1.75%, 3/18/2033	EUR	100,000	110,850
Lloyds Bank Corporate Markets PLC EMTN, 2.38%, 4/9/2026	EUR	200,000	247,894
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	203,625
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	121,000
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	275,912
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (b)	EUR	200,000	229,109
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (b)	EUR	200,000	251,106
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (b)	GBP	100,000	136,356
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	137,664
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	114,115
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	200,000	236,170
Natwest Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	260,555
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	140,255
Series EMTN, 3 Month USD LIBOR + 0.95%, 0.78%, 2/26/2030 (b)	EUR	300,000	336,393
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	300,000	355,338
Security Description		Principal Amount	Value
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	200,000	$ 225,326
Series EMTN, 2.75%, 4/2/2025	EUR	100,000	123,176
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	100,000	116,063
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	125,695
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	308,844
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	236,308
1.75%, 3/25/2030	EUR	100,000	125,196
University of Oxford 2.54%, 12/8/2117	GBP	150,000	254,949
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	117,816
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	120,364
EMTN, 1.63%, 11/24/2030	EUR	200,000	242,881
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	181,073
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	158,662
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	210,124
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	150,195
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	171,462
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	180,502
			15,572,353
UNITED STATES — 27.1%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	173,800
1.50%, 9/27/2026	EUR	150,000	181,036
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	250,637
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	200,000	229,657
2.20%, 6/15/2027	EUR	100,000	120,953
3.13%, 6/15/2031	EUR	200,000	252,483
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	112,439

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
1.95%, 10/18/2024	EUR	100,000	$ 119,899
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	120,689
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	113,893
0.88%, 5/24/2025	EUR	100,000	117,111
1.38%, 1/17/2024	EUR	100,000	117,740
1.38%, 5/24/2029	EUR	300,000	366,741
1.63%, 11/10/2026	EUR	240,000	293,302
3.05%, 7/31/2029	GBP	100,000	152,341
AT&T, Inc.:
1.30%, 9/5/2023	EUR	100,000	116,029
1.60%, 5/19/2028	EUR	300,000	360,455
1.80%, 9/5/2026	EUR	100,000	120,693
2.35%, 9/5/2029	EUR	200,000	252,565
2.40%, 3/15/2024	EUR	300,000	357,057
2.45%, 3/15/2035	EUR	100,000	125,532
2.50%, 3/15/2023	EUR	200,000	233,324
3.15%, 9/4/2036	EUR	203,000	274,181
3.50%, 12/17/2025	EUR	100,000	127,817
3.55%, 12/17/2032	EUR	200,000	279,526
4.25%, 6/1/2043	GBP	100,000	168,247
4.38%, 9/14/2029	GBP	50,000	78,807
4.88%, 6/1/2044	GBP	350,000	640,804
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	218,403
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	100,000	115,302
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	139,321
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	447,842
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	112,657
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (b)	EUR	200,000	231,396
Series EMTN, 3 Month USD LIBOR + 0.76%, 0.58%, 8/24/2028 (b)	EUR	300,000	340,318
Series EMTN, 3 Month USD LIBOR + 0.79%, 0.69%, 3/22/2031 (b)	EUR	100,000	111,945
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	300,000	359,888
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	100,000	118,543
EMTN, 3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (b)	EUR	200,000	221,436
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	200,000	$ 229,143
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	200,000	233,763
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	100,000	120,178
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (b)	EUR	200,000	268,064
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	140,905
2.63%, 6/19/2059	GBP	100,000	152,057
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	100,000	113,467
1.13%, 3/16/2027	EUR	300,000	356,650
1.30%, 3/15/2024	EUR	50,000	58,405
1.63%, 3/16/2035	EUR	200,000	244,630
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	200,000	243,411
2.38%, 9/23/2024	EUR	100,000	120,265
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	111,638
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	230,660
EMTN, 1.25%, 4/10/2029	EUR	200,000	236,190
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	120,421
1.75%, 1/28/2025	EUR	150,000	179,107
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	120,232
2.75%, 1/24/2024	GBP	100,000	139,251
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	300,000	355,607
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (b)	EUR	300,000	352,346
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	222,212
1.13%, 3/9/2027	EUR	100,000	118,889
1.63%, 3/9/2035	EUR	200,000	247,351
Comcast Corp.:
0.75%, 2/20/2032 (a)	EUR	200,000	226,385
1.88%, 2/20/2036	GBP	125,000	166,108
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	113,556
0.45%, 3/18/2028	EUR	100,000	113,632
0.75%, 9/18/2031	EUR	300,000	339,297
1.35%, 9/18/2039	EUR	200,000	226,423
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	122,756

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
2.50%, 1/16/2026	EUR	100,000	$ 122,756
Digital Intrepid Holding B.V. 0.63%, 7/15/2031	EUR	100,000	107,229
Dow Chemical Co. 0.50%, 3/15/2027	EUR	100,000	113,237
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	124,560
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	200,000	228,243
0.52%, 6/26/2028	EUR	100,000	113,669
0.84%, 6/26/2032	EUR	200,000	222,195
1.41%, 6/26/2039	EUR	200,000	217,835
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	240,459
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	114,943
1.50%, 5/21/2027	EUR	200,000	237,564
2.00%, 5/21/2030	EUR	200,000	246,583
Goldman Sachs Group Inc:
EMTN, 0.25%, 1/26/2028	EUR	300,000	332,279
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	132,451
Series EMTN, 2.00%, 11/1/2028	EUR	300,000	370,373
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	227,787
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	228,206
Series EMTN, 1.25%, 5/1/2025	EUR	200,000	233,287
Series EMTN, 1.38%, 5/15/2024	EUR	196,000	227,409
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	360,010
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	352,613
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	120,020
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	200,888
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	292,239
Series EMTN, 3.25%, 2/1/2023	EUR	100,000	117,990
3.38%, 3/27/2025	EUR	300,000	375,840
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	74,382
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	231,526
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	226,230
Security Description		Principal Amount	Value
0.38%, 1/31/2023	EUR	200,000	$ 228,987
0.65%, 2/11/2032	EUR	300,000	337,575
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	116,681
0.95%, 5/23/2025	EUR	200,000	234,036
1.25%, 5/26/2023	EUR	130,000	150,782
1.50%, 5/23/2029	EUR	100,000	121,492
1.75%, 1/31/2031	EUR	100,000	124,580
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	125,654
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	252,295
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	462,031
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	118,794
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	120,279
Series EMTN, 2.75%, 2/1/2023	EUR	100,000	117,515
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	131,508
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (b)	EUR	250,000	282,216
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.60%, 2/17/2033 (b)	EUR	300,000	328,670
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	300,000	350,975
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	300,000	360,973
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	345,521
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	200,000	229,577
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	121,948
Series EMTN, SONIA/N + 1.130%, 1.90%, 4/28/2033 (b)	GBP	100,000	134,156
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	100,000	116,234
Medtronic Global Holdings SCA:
Zero Coupon, 3/15/2023	EUR	200,000	228,143
0.25%, 7/2/2025	EUR	300,000	343,332
0.38%, 10/15/2028	EUR	200,000	227,076
0.75%, 10/15/2032	EUR	100,000	113,525
1.13%, 3/7/2027	EUR	300,000	355,652

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
1.38%, 10/15/2040	EUR	100,000	$ 113,195
1.50%, 7/2/2039	EUR	200,000	233,884
1.63%, 3/7/2031	EUR	100,000	123,338
1.63%, 10/15/2050	EUR	100,000	113,677
1.75%, 7/2/2049	EUR	100,000	116,383
2.25%, 3/7/2039	EUR	200,000	259,281
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	245,346
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	229,804
Microsoft Corp. 3.13%, 12/6/2028	EUR	200,000	272,776
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	59,627
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	354,462
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	358,171
Series GMTN, 1.88%, 4/27/2027	EUR	400,000	487,911
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	141,176
3 Month USD LIBOR + 0.70%, 0.41%, 10/29/2027 (b)	EUR	100,000	112,941
3 Month USD LIBOR + 0.72%, 0.50%, 2/7/2031 (b)	EUR	200,000	220,017
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (b)	EUR	240,000	276,016
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	117,954
3 Month USD LIBOR + 0.87%, 0.50%, 10/26/2029 (b)	EUR	200,000	223,215
Update Replacements.xls: EUR003M + .833%, 1.10%, 4/29/2033 (b)	EUR	200,000	227,208
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	114,648
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	229,712
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	200,000	304,041
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	250,887
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	100,000	116,653
4.88%, 5/11/2027	EUR	100,000	142,134
4.88%, 5/11/2027	EUR	100,000	142,134
Security Description		Principal Amount	Value
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	100,000	$ 119,300
2.00%, 5/6/2032	EUR	100,000	125,794
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	114,766
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	226,108
2.75%, 5/15/2026	EUR	100,000	124,161
Series GMTN, 3.75%, 3/29/2024	EUR	100,000	122,736
3.88%, 1/5/2026	EUR	500,000	640,579
4.50%, 7/7/2028	EUR	200,000	276,793
Thermo Fisher Scientific Finance I B.V.:
0.80%, 10/18/2030	EUR	200,000	228,795
1.13%, 10/18/2033	EUR	200,000	230,744
1.63%, 10/18/2041	EUR	100,000	115,690
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	171,530
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	116,319
Toyota Motor Credit Corp. Series EMTN, 0.25%, 7/16/2026	EUR	200,000	227,500
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	237,719
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	232,230
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	120,122
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	233,522
0.88%, 4/8/2027	EUR	100,000	116,658
1.25%, 4/8/2030	EUR	200,000	236,580
1.30%, 5/18/2033	EUR	200,000	232,555
1.38%, 10/27/2026	EUR	300,000	358,952
1.38%, 11/2/2028	EUR	100,000	120,307
2.63%, 12/1/2031	EUR	100,000	132,487
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	271,633
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	320,038
3.38%, 10/27/2036	GBP	100,000	154,509
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	183,700
5.25%, 9/28/2035	GBP	68,000	131,033
5.63%, 3/27/2034	GBP	150,000	292,112
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	114,918

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	$ 111,147
0.63%, 8/14/2030	EUR	100,000	111,067
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	347,484
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	118,259
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	474,189
Series EMTN, 1.63%, 6/2/2025	EUR	200,000	238,078
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	136,943
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	484,479
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	119,419
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	117,347
4.63%, 11/2/2035	GBP	50,000	85,955
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (b)	EUR	200,000	233,853
			41,165,519
TOTAL CORPORATE BONDS & NOTES (Cost $152,535,980)			148,730,035
	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d)	11,467	11,467
State Street Navigator Securities Lending Portfolio II (e) (f)	2,853,956	2,853,956
TOTAL SHORT-TERM INVESTMENTS (Cost $2,865,423)		2,865,423
TOTAL INVESTMENTS — 100.0% (Cost $155,401,403)		151,595,458
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		45,939
NET ASSETS — 100.0%		$ 151,641,397

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA/N	Sterling Overnight Index Average
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$148,730,035	$—	$148,730,035
Short-Term Investments	2,865,423	—	—	2,865,423
TOTAL INVESTMENTS	$2,865,423	$148,730,035	$—	$151,595,458
Sector Breakdown as of December 31, 2021

% of Total Investments
Financial	47.6%
Consumer, Non-cyclical	15.3
Communications	10.1
Consumer, Cyclical	8.3
Energy	5.1
Utilities	4.2
Technology	3.4
Industrial	3.2
Basic Materials	0.8
Diversified	0.1
Short-Term Investments	1.9
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,458	$ 42,458	$12,032,509	$12,063,500	$—	$—	11,467	$ 11,467	$ 19
State Street Navigator Securities Lending Portfolio II	597,922	597,922	57,612,494	55,356,460	—	—	2,853,956	2,853,956	11,519
Total		$640,380	$69,645,003	$67,419,960	$—	$—		$2,865,423	$11,538
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	2,930,000	$ 2,090,020
Series 161, 0.25%, 11/21/2025	AUD	2,980,000	2,086,407
Series 164, 0.50%, 9/21/2026	AUD	3,820,000	2,672,357
Series 160, 1.00%, 12/21/2030	AUD	3,000,000	2,065,633
Series 163, 1.00%, 11/21/2031	AUD	3,250,000	2,221,184
Series 158, 1.25%, 5/21/2032	AUD	2,537,000	1,769,969
Series 157, 1.50%, 6/21/2031	AUD	2,622,000	1,880,878
Series 165, 1.75%, 11/21/2032	AUD	2,355,000	1,716,758
Series 162, 1.75%, 6/21/2051	AUD	1,250,000	787,889
Series 149, 2.25%, 5/21/2028	AUD	2,350,000	1,788,954
Series 155, 2.50%, 5/21/2030	AUD	2,827,000	2,195,984
Series 137, 2.75%, 4/21/2024	AUD	2,780,000	2,119,974
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,055,079
Series 148, 2.75%, 11/21/2027	AUD	970,000	758,094
Series 152, 2.75%, 11/21/2028	AUD	2,546,000	2,000,295
Series 154, 2.75%, 11/21/2029	AUD	2,071,000	1,636,616
Series 145, 2.75%, 6/21/2035	AUD	674,000	541,438
Series 156, 2.75%, 5/21/2041	AUD	955,000	746,334
Series 150, 3.00%, 3/21/2047	AUD	1,005,000	815,879
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,046,910
Series 138, 3.25%, 4/21/2029	AUD	2,128,000	1,729,736
Series 147, 3.25%, 6/21/2039	AUD	925,000	779,620
Series 144, 3.75%, 4/21/2037	AUD	914,000	816,964
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	2,103,924
Series 140, 4.50%, 4/21/2033	AUD	1,210,000	1,131,701
Series 136, 4.75%, 4/21/2027	AUD	2,395,000	2,041,243
Security Description		Principal Amount	Value
Series 133, 5.50%, 4/21/2023	AUD	2,635,000	$ 2,042,839
			43,642,679
AUSTRIA — 2.8%
Austria Government Bond:
0.01%, 4/20/2023 (a)	EUR	500,000	573,136
0.01%, 7/15/2023 (a)	EUR	815,000	936,066
0.01%, 7/15/2024 (a)	EUR	1,017,000	1,173,196
0.01%, 2/20/2030 (a)	EUR	1,317,000	1,498,156
0.01%, 2/20/2031 (a)	EUR	1,275,000	1,439,353
0.50%, 4/20/2027 (a)	EUR	940,000	1,114,784
0.50%, 2/20/2029 (a)	EUR	1,046,000	1,240,743
0.75%, 10/20/2026 (a)	EUR	1,341,000	1,606,251
0.75%, 2/20/2028 (a)	EUR	958,000	1,154,379
0.75%, 3/20/2051 (a)	EUR	575,000	672,289
0.85%, 6/30/2120 (a)	EUR	325,000	321,305
1.20%, 10/20/2025 (a)	EUR	1,164,000	1,409,482
1.50%, 2/20/2047 (a)	EUR	784,000	1,088,793
1.50%, 11/2/2086 (a)	EUR	210,000	301,319
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,090,000	1,317,738
1.75%, 10/20/2023 (a)	EUR	876,000	1,039,764
2.10%, 9/20/2117 (a)	EUR	560,000	981,320
2.40%, 5/23/2034 (a)	EUR	856,000	1,234,002
3.15%, 6/20/2044 (a)	EUR	833,000	1,494,531
3.80%, 1/26/2062 (a)	EUR	447,000	1,044,087
4.15%, 3/15/2037 (a)	EUR	1,208,000	2,164,046
4.85%, 3/15/2026 (a)	EUR	880,000	1,227,272
6.25%, 7/15/2027	EUR	825,000	1,284,952
			26,316,964
BELGIUM — 4.4%
Belgium Government Bond:
Series 91, 0.01%, 10/22/2027 (a)	EUR	550,000	635,302
Series 92, 0.01%, 10/22/2031 (a)	EUR	1,450,000	1,619,654
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,025,000	1,173,906
Series 79, 0.20%, 10/22/2023 (a)	EUR	855,000	986,396
Series 90, 0.40%, 6/22/2040 (a)	EUR	350,000	378,464
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,170,000	1,370,855
Series 93, 0.65%, 6/22/2071 (a)	EUR	600,000	559,048
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,077,000	2,468,732
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,200,000	1,448,156
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,656,434

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,467,000	$ 1,792,965
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,590,000	1,921,518
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,667,000	2,053,094
Series 86, 1.25%, 4/22/2033 (a)	EUR	967,000	1,230,718
Series 84, 1.45%, 6/22/2037 (a)	EUR	420,000	543,146
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,373,175
Series 88, 1.70%, 6/22/2050 (a)	EUR	850,000	1,155,111
Series 76, 1.90%, 6/22/2038 (a)	EUR	695,000	960,612
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	877,682
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,429,640
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	930,976
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,549,295
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,261,736
Series 71, 3.75%, 6/22/2045	EUR	845,000	1,574,749
Series 66, 4.00%, 3/28/2032	EUR	359,000	569,765
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	3,428,996
Series 64, 4.50%, 3/28/2026 (a)	EUR	911,000	1,257,059
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,802,000	3,286,963
Series 31, 5.50%, 3/28/2028	EUR	1,773,000	2,755,213
			42,249,360
CANADA — 4.7%
Canadian Government Bond:
0.25%, 2/1/2023	CAD	1,270,000	999,861
0.25%, 5/1/2023	CAD	1,120,000	879,953
0.25%, 8/1/2023	CAD	1,000,000	783,761
0.25%, 4/1/2024	CAD	2,815,000	2,190,686
0.25%, 3/1/2026	CAD	1,100,000	837,067
0.50%, 9/1/2025	CAD	3,460,000	2,673,884
0.50%, 12/1/2030	CAD	2,000,000	1,466,314
1.00%, 9/1/2026	CAD	1,200,000	939,152
1.00%, 6/1/2027	CAD	1,249,000	976,003
1.25%, 3/1/2025	CAD	1,470,000	1,167,830
1.25%, 6/1/2030	CAD	3,339,000	2,623,936
1.25%, 6/1/2031	CAD	2,725,000	2,172,406
1.50%, 6/1/2023	CAD	1,585,000	1,266,262
1.50%, 9/1/2024	CAD	1,139,000	911,973
Security Description		Principal Amount	Value
1.50%, 6/1/2026	CAD	1,403,000	$ 1,124,701
1.75%, 3/1/2023	CAD	2,362,000	1,890,567
1.75%, 12/1/2053	CAD	750,000	599,337
2.00%, 9/1/2023	CAD	2,779,000	2,239,626
2.00%, 6/1/2028	CAD	1,350,000	1,116,284
2.00%, 12/1/2051	CAD	3,430,000	2,922,939
2.25%, 3/1/2024	CAD	1,523,000	1,237,492
2.25%, 6/1/2025	CAD	910,000	747,262
2.25%, 6/1/2029	CAD	1,435,000	1,212,509
2.50%, 6/1/2024	CAD	1,180,000	966,319
2.75%, 12/1/2048	CAD	1,117,000	1,091,321
2.75%, 12/1/2064	CAD	385,000	395,460
3.50%, 12/1/2045	CAD	1,423,000	1,533,724
4.00%, 6/1/2041	CAD	1,008,000	1,108,221
5.00%, 6/1/2037	CAD	1,020,000	1,179,031
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,268,277
5.75%, 6/1/2033	CAD	1,370,000	1,556,877
Series A55, 8.00%, 6/1/2023	CAD	390,000	339,549
Series VW17, 8.00%, 6/1/2027	CAD	370,000	395,823
Series A-76, 9.00%, 6/1/2025	CAD	330,000	329,847
Canadian When Issued Government Bond 0.25%, 11/1/2023	CAD	1,550,000	1,217,137
			44,361,391
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	170,000,000	164,362
2.50%, 3/1/2025	CLP	450,000,000	482,457
4.00%, 3/1/2023 (a)	CLP	225,000,000	259,119
4.50%, 3/1/2026	CLP	310,000,000	349,936
4.70%, 9/1/2030 (a)	CLP	340,000,000	374,261
5.00%, 10/1/2028 (a)	CLP	200,000,000	226,709
5.00%, 3/1/2035	CLP	415,000,000	451,121
5.10%, 7/15/2050	CLP	95,000,000	97,535
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	334,259
			2,739,759
CHINA — 4.6%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	1,050,000	164,544
Series 1904, 3.19%, 4/11/2024	CNY	10,800,000	1,722,110
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	3,245,384
Series 1827, 3.25%, 11/22/2028	CNY	88,700,000	14,275,842
Series INBK, 3.27%, 11/19/2030	CNY	1,150,000	186,626

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 1823, 3.29%, 10/18/2023	CNY	76,050,000	$ 12,133,304
Series INBK, 3.39%, 3/16/2050	CNY	2,000,000	311,538
Series 1824, 4.08%, 10/22/2048	CNY	63,930,000	11,188,086
Series 2417, 4.63%, 8/11/2034	CNY	1,500,000	275,509
			43,502,943
COLOMBIA — 0.5%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	5,240,000,000	1,163,728
Series B, 7.00%, 6/30/2032	COP	8,930,000,000	2,000,164
Series B, 7.25%, 10/26/2050	COP	575,000,000	121,520
Series B, 7.50%, 8/26/2026	COP	6,890,000,000	1,680,692
			4,966,104
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	114,207
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	180,433
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	320,520
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	61,014
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	137,725
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	148,734
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	133,098
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	132,144
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	92,501
			1,320,376
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 1351, 0.01%, 12/12/2024	CZK	5,050,000	209,609
Series 100, 0.25%, 2/10/2027	CZK	7,660,000	301,653
Series 97, 0.45%, 10/25/2023	CZK	11,650,000	503,279
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	416,812
Security Description		Principal Amount	Value
Series 95, 1.00%, 6/26/2026	CZK	11,420,000	$ 472,289
Series 121, 1.20%, 3/13/2031	CZK	25,630,000	1,007,751
Series 120, 1.25%, 2/14/2025	CZK	10,100,000	432,330
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	284,358
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	397,661
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	461,518
Series 78, 2.50%, 8/25/2028	CZK	14,130,000	622,649
Series 105, 2.75%, 7/23/2029	CZK	17,630,000	789,169
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	243,608
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	109,715
Series 58, 5.70%, 5/25/2024	CZK	6,990,000	334,787
			6,587,188
DENMARK — 0.9%
Denmark Government Bond:
Series 2024, 0.01%, 11/15/2024 (a)	DKK	850,000	131,714
Series 10Y, 0.01%, 11/15/2031 (a)	DKK	2,050,000	311,511
Series 30Y, 0.25%, 11/15/2052 (a)	DKK	3,400,000	507,823
Series 10Y, 0.50%, 11/15/2027	DKK	7,703,000	1,227,178
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	11,413,000	1,819,152
1.50%, 11/15/2023	DKK	2,755,000	437,539
1.75%, 11/15/2025	DKK	5,068,000	838,125
4.50%, 11/15/2039	DKK	10,686,000	2,898,949
7.00%, 11/10/2024	DKK	1,002,000	186,051
			8,358,042
ESTONIA — 0.0% *
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	112,977
FINLAND — 1.2%
Finland Government Bond:
0.01%, 9/15/2023 (a)	EUR	495,000	568,414
0.01%, 9/15/2024 (a)	EUR	305,000	352,149
0.01%, 9/15/2030 (a)	EUR	375,000	426,408
0.13%, 9/15/2031 (a)	EUR	200,000	228,400
0.13%, 4/15/2036 (a)	EUR	400,000	442,493
0.13%, 4/15/2052 (a)	EUR	250,000	255,014
0.25%, 9/15/2040 (a)	EUR	397,000	440,531

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
0.50%, 4/15/2026 (a)	EUR	531,000	$ 627,983
0.50%, 9/15/2027 (a)	EUR	590,000	701,241
0.50%, 9/15/2028 (a)	EUR	512,000	609,030
0.50%, 9/15/2029 (a)	EUR	423,000	503,692
0.75%, 4/15/2031 (a)	EUR	522,000	633,744
0.88%, 9/15/2025 (a)	EUR	393,000	469,507
1.13%, 4/15/2034 (a)	EUR	443,000	560,550
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	616,000	867,107
1.50%, 4/15/2023 (a)	EUR	430,000	502,627
2.00%, 4/15/2024 (a)	EUR	497,000	599,620
2.63%, 7/4/2042 (a)	EUR	534,000	881,864
2.75%, 7/4/2028 (a)	EUR	565,000	768,888
4.00%, 7/4/2025 (a)	EUR	561,000	740,352
			11,179,614
FRANCE — 4.6%
France Government Bond OAT:
0.01%, 3/25/2023	EUR	706,000	809,238
0.01%, 3/25/2024	EUR	900,000	1,036,519
0.01%, 3/25/2025	EUR	1,455,000	1,679,916
0.01%, 2/25/2026	EUR	175,000	202,073
0.01%, 11/25/2029	EUR	991,000	1,127,934
0.01%, 11/25/2030	EUR	950,000	1,070,350
0.01%, 11/25/2031	EUR	950,000	1,059,697
0.25%, 11/25/2026	EUR	847,000	989,850
0.50%, 5/25/2025	EUR	820,000	962,941
0.50%, 5/25/2026	EUR	1,068,000	1,260,499
0.50%, 5/25/2029	EUR	813,000	963,836
0.50%, 5/25/2040 (a)	EUR	101,000	112,204
0.50%, 5/25/2072 (a)	EUR	150,000	131,977
0.75%, 5/25/2028	EUR	1,058,000	1,274,899
0.75%, 11/25/2028	EUR	821,000	990,605
0.75%, 5/25/2052 (a)	EUR	500,000	543,681
1.00%, 11/25/2025	EUR	870,000	1,043,749
1.00%, 5/25/2027	EUR	613,000	745,594
1.25%, 5/25/2034	EUR	835,000	1,051,754
1.25%, 5/25/2036 (a)	EUR	660,000	832,061
1.50%, 5/25/2031	EUR	1,095,000	1,405,224
1.50%, 5/25/2050 (a)	EUR	830,000	1,094,779
1.75%, 5/25/2023	EUR	1,104,000	1,297,178
1.75%, 11/25/2024	EUR	800,000	969,802
1.75%, 6/25/2039 (a)	EUR	550,000	755,367
1.75%, 5/25/2066 (a)	EUR	285,000	406,347
2.00%, 5/25/2048 (a)	EUR	615,000	899,333
2.25%, 5/25/2024	EUR	740,000	898,853
2.50%, 5/25/2030	EUR	1,111,000	1,528,870
2.75%, 10/25/2027	EUR	1,115,000	1,493,059
3.25%, 5/25/2045	EUR	585,000	1,026,797
3.50%, 4/25/2026	EUR	810,000	1,076,333
4.00%, 10/25/2038	EUR	726,000	1,294,397
4.00%, 4/25/2055 (a)	EUR	374,000	800,647
4.00%, 4/25/2060	EUR	382,000	858,547
4.25%, 10/25/2023	EUR	1,050,000	1,300,126
4.50%, 4/25/2041	EUR	810,000	1,575,347
Security Description		Principal Amount	Value
4.75%, 4/25/2035	EUR	615,000	$ 1,099,874
5.50%, 4/25/2029	EUR	755,000	1,213,000
5.75%, 10/25/2032	EUR	745,000	1,353,207
6.00%, 10/25/2025	EUR	700,000	994,516
8.50%, 4/25/2023	EUR	201,000	256,080
French Republic Government Bond OAT:
0.01%, 2/25/2024	EUR	500,000	575,361
0.01%, 2/25/2027	EUR	750,000	863,757
0.50%, 6/25/2044 (a)	EUR	400,000	434,345
			43,360,523
GERMANY — 4.5%
Bundesrepublik Deutschland:
0.01%, 8/15/2026	EUR	887,000	1,032,088
0.01%, 8/15/2029	EUR	800,000	932,800
0.01%, 8/15/2030	EUR	1,647,000	1,916,499
Series G, 0.01%, 8/15/2030	EUR	200,000	233,982
0.01%, 2/15/2031	EUR	1,000,000	1,160,390
0.01%, 8/15/2050	EUR	1,150,000	1,251,786
0.25%, 2/15/2027	EUR	1,082,000	1,275,339
0.25%, 8/15/2028	EUR	630,000	747,026
0.50%, 8/15/2027	EUR	1,020,000	1,221,479
0.50%, 2/15/2028	EUR	595,000	714,911
1.25%, 8/15/2048	EUR	849,000	1,250,709
Series 98, 4.75%, 7/4/2028	EUR	419,000	640,409
Series 08, 4.75%, 7/4/2040	EUR	100,000	215,649
Series 94, 6.25%, 1/4/2024	EUR	265,000	343,880
Bundesrepublik Deutschland Bundesanleihe 0.01%, 8/15/2031	EUR	1,125,000	1,302,366
Bundesschatzanweisungen 0.01%, 9/15/2023	EUR	300,000	344,970
Federal Republic of Germany:
Series 177, 0.01%, 4/14/2023	EUR	115,000	131,931
Series 178, 0.01%, 10/13/2023	EUR	605,000	696,688
Series 179, 0.01%, 4/5/2024	EUR	550,000	635,106
Series 180, 0.01%, 10/18/2024	EUR	800,000	926,393
Series 181, 0.01%, 4/11/2025	EUR	750,000	869,465
Series 182, 0.01%, 10/10/2025	EUR	1,095,000	1,271,172
Series G, 0.01%, 10/10/2025	EUR	205,000	238,396

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 183, 0.01%, 4/10/2026	EUR	725,000	$ 842,460
0.01%, 2/15/2030	EUR	831,000	968,166
0.01%, 5/15/2035	EUR	650,000	741,319
0.25%, 2/15/2029	EUR	866,000	1,028,174
0.50%, 2/15/2025	EUR	1,098,000	1,292,737
0.50%, 2/15/2026	EUR	1,153,000	1,367,187
1.00%, 8/15/2024	EUR	765,000	907,771
1.00%, 8/15/2025	EUR	868,000	1,043,265
1.50%, 2/15/2023	EUR	560,000	652,893
1.50%, 5/15/2023	EUR	695,000	814,001
1.50%, 5/15/2024	EUR	774,000	925,750
1.75%, 2/15/2024	EUR	650,000	777,617
2.00%, 8/15/2023	EUR	550,000	653,233
2.50%, 7/4/2044	EUR	882,000	1,566,375
2.50%, 8/15/2046	EUR	929,000	1,689,252
3.25%, 7/4/2042	EUR	614,000	1,167,941
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,369,047
Series 2007, 4.25%, 7/4/2039	EUR	450,000	901,730
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,212,049
Series 08, 4.75%, 7/4/2040	EUR	493,000	1,063,152
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,203,363
Series 98, 5.63%, 1/4/2028	EUR	425,000	663,488
Series 00, 6.25%, 1/4/2030	EUR	183,000	320,307
Series 97, 6.50%, 7/4/2027	EUR	400,000	632,900
			43,157,611
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,700,000	219,822
1.25%, 6/29/2027	HKD	450,000	57,814
1.68%, 1/21/2026	HKD	1,150,000	150,932
1.89%, 3/2/2032	HKD	300,000	39,710
1.97%, 1/17/2029	HKD	600,000	80,385
2.02%, 3/7/2034	HKD	300,000	40,236
2.13%, 7/16/2030	HKD	450,000	60,964
2.22%, 8/7/2024	HKD	1,350,000	179,186
			829,049
HUNGARY — 0.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	32,000,000	87,637
Series 23/C, 1.50%, 8/23/2023	HUF	93,000,000	277,557
Series 26/E, 1.50%, 4/22/2026	HUF	112,000,000	307,561
Security Description		Principal Amount	Value
Series 29/A, 2.00%, 5/23/2029	HUF	42,000,000	$ 109,398
Series 33/A, 2.25%, 4/20/2033	HUF	112,700,000	278,835
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	95,184
Series 24/C, 2.50%, 10/24/2024	HUF	105,000,000	309,594
Series 26/D, 2.75%, 12/22/2026	HUF	99,080,000	283,504
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	354,173
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	314,452
Series 30/A, 3.00%, 8/21/2030	HUF	141,000,000	387,651
Series 38/A, 3.00%, 10/27/2038	HUF	41,500,000	102,348
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	107,328
Series 31/A, 3.25%, 10/22/2031	HUF	85,000,000	239,866
Series 25/B, 5.50%, 6/24/2025	HUF	113,650,000	364,586
Series 23/A, 6.00%, 11/24/2023	HUF	97,760,000	311,590
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	321,082
			4,252,346
INDONESIA — 2.4%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	13,661,000,000	983,132
Series FR64, 6.13%, 5/15/2028	IDR	63,860,000,000	4,556,747
Series FR88, 6.25%, 6/15/2036	IDR	17,215,000,000	1,209,308
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	4,290,832
Series FR59, 7.00%, 5/15/2027	IDR	36,050,000,000	2,711,410
Series FR75, 7.50%, 5/15/2038	IDR	75,700,000,000	5,534,387
Series FR70, 8.38%, 3/15/2024	IDR	52,335,000,000	3,996,699
			23,282,515
IRELAND — 1.6%
Ireland Government Bond:
0.01%, 10/18/2031	EUR	350,000	388,112
0.20%, 5/15/2027	EUR	650,000	754,362
0.20%, 10/18/2030	EUR	850,000	972,671
0.40%, 5/15/2035	EUR	400,000	448,098
0.55%, 4/22/2041	EUR	400,000	442,698
0.90%, 5/15/2028	EUR	768,000	929,789
1.00%, 5/15/2026	EUR	1,075,000	1,294,348

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
1.10%, 5/15/2029	EUR	900,000	$ 1,105,568
1.30%, 5/15/2033	EUR	554,000	695,151
1.35%, 3/18/2031	EUR	715,000	905,414
1.50%, 5/15/2050	EUR	650,000	850,426
1.70%, 5/15/2037	EUR	555,000	738,441
2.00%, 2/18/2045	EUR	765,000	1,109,595
2.40%, 5/15/2030	EUR	750,000	1,020,546
3.40%, 3/18/2024	EUR	764,000	945,215
3.90%, 3/20/2023	EUR	715,000	856,542
5.40%, 3/13/2025	EUR	969,000	1,309,119
			14,766,095
ISRAEL — 0.9%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,600,000	514,852
Series 0425, 0.50%, 4/30/2025	ILS	1,650,000	534,137
Series 0330, 1.00%, 3/31/2030	ILS	2,825,000	905,677
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	557,718
Series 0537, 1.50%, 5/31/2037	ILS	1,750,000	538,346
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	643,405
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	548,909
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	599,828
Series 0324, 3.75%, 3/31/2024	ILS	1,917,000	666,427
Series 0347, 3.75%, 3/31/2047	ILS	2,085,000	863,400
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	496,800
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	999,404
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	610,766
Israel Government Bond - Fixed Series 1024, 0.40%, 10/31/2024	ILS	565,000	182,712
			8,662,381
ITALY — 4.5%
Italy Buoni Poliennali Del Tesoro:
0.01%, 1/15/2024	EUR	500,000	569,510
0.01%, 4/15/2024	EUR	575,000	653,936
0.01%, 8/15/2024	EUR	200,000	227,115
0.01%, 4/1/2026	EUR	550,000	615,812
0.25%, 3/15/2028	EUR	225,000	249,506
0.35%, 2/1/2025	EUR	475,000	544,170
0.50%, 2/1/2026	EUR	550,000	630,137
0.60%, 8/1/2031 (a)	EUR	525,000	568,327
0.65%, 10/15/2023	EUR	370,000	427,328
Security Description		Principal Amount	Value
0.90%, 4/1/2031	EUR	344,000	$ 384,733
0.95%, 3/1/2023	EUR	435,000	502,259
0.95%, 3/15/2023	EUR	365,000	421,735
0.95%, 8/1/2030	EUR	550,000	623,303
0.95%, 12/1/2031 (a)	EUR	700,000	779,945
1.25%, 12/1/2026	EUR	688,000	814,237
1.35%, 4/1/2030	EUR	500,000	587,496
1.45%, 11/15/2024	EUR	334,000	394,796
1.45%, 5/15/2025	EUR	350,000	415,213
1.45%, 3/1/2036 (a)	EUR	251,000	285,665
1.50%, 4/30/2045 (a)	EUR	250,000	266,751
1.60%, 6/1/2026	EUR	657,000	788,039
1.65%, 12/1/2030 (a)	EUR	600,000	717,396
1.70%, 9/1/2051 (a)	EUR	400,000	426,217
1.75%, 7/1/2024	EUR	400,000	474,440
1.80%, 3/1/2041 (a)	EUR	200,000	229,694
1.85%, 5/15/2024	EUR	355,000	421,711
2.00%, 2/1/2028	EUR	670,000	825,086
2.05%, 8/1/2027	EUR	590,000	726,240
2.20%, 6/1/2027	EUR	610,000	756,402
2.25%, 9/1/2036 (a)	EUR	295,000	369,353
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	458,252
2.45%, 9/1/2033 (a)	EUR	470,000	601,885
2.50%, 11/15/2025	EUR	478,000	590,873
2.80%, 12/1/2028	EUR	558,000	723,703
2.80%, 3/1/2067 (a)	EUR	245,000	314,694
2.95%, 9/1/2038 (a)	EUR	327,000	445,592
3.00%, 8/1/2029	EUR	602,000	794,656
3.10%, 3/1/2040 (a)	EUR	223,000	310,233
3.45%, 3/1/2048 (a)	EUR	441,000	658,887
3.85%, 9/1/2049 (a)	EUR	280,000	447,240
7.25%, 11/1/2026	EUR	316,000	477,547
9.00%, 11/1/2023	EUR	250,000	332,042
Republic of Italy:
0.30%, 8/15/2023	EUR	650,000	745,966
0.60%, 6/15/2023	EUR	350,000	403,612
1.50%, 6/1/2025	EUR	354,000	420,739
1.65%, 3/1/2032 (a)	EUR	627,000	747,179
1.85%, 7/1/2025 (a)	EUR	400,000	480,984
2.00%, 12/1/2025	EUR	407,000	494,230
2.10%, 7/15/2026	EUR	150,000	183,917
Series CAC, 2.45%, 9/1/2050 (a)	EUR	350,000	437,776
2.50%, 12/1/2024	EUR	542,000	659,680
2.70%, 3/1/2047 (a)	EUR	335,000	441,564
3.25%, 9/1/2046 (a)	EUR	481,000	693,132
3.35%, 3/1/2035 (a)	EUR	600,000	839,449
3.50%, 3/1/2030 (a)	EUR	770,000	1,056,639
3.75%, 9/1/2024	EUR	430,000	537,260
4.00%, 2/1/2037 (a)	EUR	762,000	1,154,203
4.50%, 5/1/2023	EUR	430,000	520,981
4.50%, 3/1/2024	EUR	665,000	830,689
4.50%, 3/1/2026 (a)	EUR	757,000	1,010,674
4.75%, 8/1/2023 (a)	EUR	530,000	650,819

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
4.75%, 9/1/2028 (a)	EUR	431,000	$ 619,460
4.75%, 9/1/2044 (a)	EUR	781,000	1,375,744
5.00%, 3/1/2025 (a)	EUR	550,000	721,603
5.00%, 8/1/2034 (a)	EUR	452,000	730,769
5.00%, 8/1/2039 (a)	EUR	579,000	997,995
5.00%, 9/1/2040 (a)	EUR	470,000	821,154
5.25%, 11/1/2029	EUR	757,000	1,152,005
5.75%, 2/1/2033	EUR	439,000	734,498
6.00%, 5/1/2031	EUR	550,000	903,727
6.50%, 11/1/2027	EUR	530,000	807,172
			43,025,776
JAPAN — 22.9%
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	230,500,000	2,017,003
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,663,298
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,754,344
Series 345, 0.10%, 12/20/2026	JPY	282,250,000	2,473,226
Series 346, 0.10%, 3/20/2027	JPY	377,250,000	3,305,929
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,726,733
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,656,940
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	1,931,442
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,434,742
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,732,779
Series 352, 0.10%, 9/20/2028	JPY	213,400,000	1,872,260
Series 353, 0.10%, 12/20/2028	JPY	195,000,000	1,711,489
Series 354, 0.10%, 3/20/2029	JPY	160,000,000	1,405,132
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,843,999
Series 356, 0.10%, 9/20/2029	JPY	150,000,000	1,316,621
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,325,340
Series 358, 0.10%, 3/20/2030	JPY	227,500,000	1,995,275
Series 359, 0.10%, 6/20/2030	JPY	565,000,000	4,952,649
Series 361, 0.10%, 12/20/2030	JPY	357,950,000	3,130,986
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,025,642
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	1,800,076
Security Description		Principal Amount	Value
Series 338, 0.40%, 3/20/2025	JPY	214,450,000	$ 1,891,734
Series 339, 0.40%, 6/20/2025	JPY	341,500,000	3,016,190
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,627,683
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	1,934,590
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	872,165
Series 328, 0.60%, 3/20/2023	JPY	175,550,000	1,537,196
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	676,581
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,156,651
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,100,606
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,234,057
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,237,960
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,725,840
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,069,984
Series 169, 0.30%, 6/20/2039	JPY	45,000,000	383,904
Series 170, 0.30%, 9/20/2039	JPY	145,600,000	1,239,803
Series 171, 0.30%, 12/20/2039	JPY	110,400,000	938,259
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	829,595
Series 168, 0.40%, 3/20/2039	JPY	100,000,000	869,385
Series 172, 0.40%, 3/20/2040	JPY	245,000,000	2,115,759
Series 173, 0.40%, 6/20/2040	JPY	68,850,000	593,513
Series 174, 0.40%, 9/20/2040	JPY	80,000,000	688,373
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	807,638
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,241,392
Series 165, 0.50%, 6/20/2038	JPY	260,000,000	2,305,896
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	751,902
Series 175, 0.50%, 12/20/2040	JPY	85,000,000	743,553
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	815,826

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	$ 878,716
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	722,963
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	866,747
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	931,167
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	868,245
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	527,821
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	417,928
Series 155, 1.00%, 12/20/2035	JPY	133,800,000	1,279,323
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,269,632
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	928,518
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,027,271
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,088,413
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	2,915,376
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	661,017
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,105,607
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	1,006,635
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	1,006,341
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	604,856
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,520,620
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,013,304
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,320,196
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,592,281
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,788,159
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	954,198
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,359,132
Series 133, 1.80%, 12/20/2031	JPY	166,550,000	1,691,678
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,708,020
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	496,340
Security Description		Principal Amount	Value
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	$ 506,597
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	538,021
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	491,562
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	322,770
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	278,007
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	288,793
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	644,015
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	422,524
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	614,127
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	783,419
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	417,838
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	882,720
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	536,764
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	499,349
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	973,608
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	1,015,521
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	435,738
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	830,892
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	822,172
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	499,931
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	766,784
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	506,293
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	490,617
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	589,801
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	488,436
Series 63, 0.40%, 6/20/2049	JPY	55,000,000	446,371
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	486,122

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	$ 422,919
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	485,028
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	532,451
Series 62, 0.50%, 3/20/2049	JPY	100,000,000	834,823
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	519,474
Series 67, 0.60%, 6/20/2050	JPY	95,000,000	807,717
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	766,002
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	503,652
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	659,841
Series 69, 0.70%, 12/20/2050	JPY	100,000,000	874,309
Series 50, 0.80%, 3/20/2046	JPY	49,650,000	453,419
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	734,846
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	406,040
Series 56, 0.80%, 9/20/2047	JPY	98,750,000	896,163
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	618,900
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	698,273
Series 60, 0.90%, 9/20/2048	JPY	94,650,000	874,096
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	868,947
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	614,744
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	523,425
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	729,415
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	1,097,611
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	429,809
Series 41, 1.70%, 12/20/2043	JPY	103,000,000	1,111,708
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	536,408
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	1,087,622
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	725,425
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	546,316
Security Description		Principal Amount	Value
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	$ 767,474
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	941,293
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	594,928
Series 13, 2.00%, 12/20/2033	JPY	60,000,000	632,601
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	1,012,066
Series 35, 2.00%, 9/20/2041	JPY	94,750,000	1,057,953
Series 36, 2.00%, 3/20/2042	JPY	121,750,000	1,363,890
Series 34, 2.20%, 3/20/2041	JPY	74,900,000	857,290
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	333,112
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	206,344
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	1,120,188
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	733,101
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	454,848
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	576,288
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	223,398
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	339,226
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	454,973
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	343,264
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	554,026
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	148,600,000	1,169,740
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	605,178
Series 13, 0.50%, 3/20/2060	JPY	92,000,000	740,067
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	650,753
Series 10, 0.90%, 3/20/2057	JPY	121,750,000	1,119,237
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	614,203
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	837,235
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	510,259

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	$ 470,170
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	501,276
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	358,867
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	462,630
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	520,726
Government of Japan 5 Year Bond:
Series 135, 0.10%, 3/20/2023	JPY	252,300,000	2,196,021
Series 136, 0.10%, 6/20/2023	JPY	115,000,000	1,001,500
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,639,810
Series 138, 0.10%, 12/20/2023	JPY	448,350,000	3,908,788
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,398,474
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,334,928
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,497,493
Series 142, 0.10%, 12/20/2024	JPY	180,000,000	1,572,005
Series 143, 0.10%, 3/20/2025	JPY	563,000,000	4,919,228
Series 144, 0.10%, 6/20/2025	JPY	283,100,000	2,475,561
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,623,785
Series 146, 0.10%, 12/20/2025	JPY	429,000,000	3,753,205
Japan Government 10 Year Bond Series 362, 0.10%, 3/20/2031	JPY	50,000,000	436,794
Japan Government 2 Year Bond Series 420, 0.10%, 1/1/2023	JPY	343,000,000	2,984,283
Japan Government 20 Year Bond Series 176, 0.50%, 3/20/2041	JPY	30,000,000	261,993
Japan Government 30 Year Bond Series 70, 0.70%, 3/20/2051	JPY	105,000,000	915,608
Japan Government Five Year Bond Series 148, 0.01%, 6/20/2026	JPY	300,000,000	2,615,162
Japan Government Ten Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	400,000,000	3,502,375
Series 363, 0.10%, 6/20/2031	JPY	320,000,000	2,790,673
Security Description		Principal Amount	Value
Japan Government Thirty Year Bond Series 71, 0.70%, 6/20/2051	JPY	85,000,000	$ 740,320
Japan Government Twenty Year Bond Series 177, 0.40%, 6/20/2041	JPY	85,000,000	728,547
Japan Government Two Year Bond:
Series 421, 0.10%, 2/1/2023	JPY	220,000,000	1,914,423
Series 422, 0.10%, 3/1/2023	JPY	22,000,000	191,471
			217,499,670
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	300,000	345,663
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	119,539
1.38%, 5/16/2036	EUR	250,000	316,298
Series 7, 2.25%, 2/15/2047	EUR	100,000	155,157
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	121,667
			1,058,324
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	176,967
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	202,294
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	178,923
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	81,495
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	125,338
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	261,161
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	121,965
			1,148,143
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.01%, 11/13/2026	EUR	150,000	171,682
0.63%, 2/1/2027	EUR	450,000	530,396
2.13%, 7/10/2023	EUR	290,000	343,091
2.25%, 3/19/2028	EUR	80,000	103,831
			1,149,000

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	2,750,000	$ 609,806
Series 0313, 3.48%, 3/15/2023	MYR	1,300,000	316,796
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,234,316
Series 0519, 3.76%, 5/22/2040	MYR	900,000	206,121
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	367,953
Series 0413, 3.84%, 4/15/2033	MYR	2,875,000	692,859
Series 0219, 3.89%, 8/15/2029	MYR	7,450,000	1,825,499
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	247,993
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	697,982
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	904,227
Series 0217, 4.06%, 9/30/2024	MYR	2,825,000	698,976
Series 0120, 4.07%, 6/15/2050	MYR	725,000	169,863
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	320,877
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	431,990
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	334,901
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	580,181
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	676,667
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	749,250
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	422,022
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	1,000,000	242,556
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	307,737
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	309,055
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	456,094
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	323,186
Series 0318, 4.09%, 11/30/2023	MYR	1,200,000	297,232
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	251,423
Security Description		Principal Amount	Value
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	$ 733,112
Series 0116, 4.39%, 7/7/2023	MYR	125,000	30,866
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	454,652
Series 0219, 4.47%, 9/15/2039	MYR	1,600,000	395,782
Series 0513, 4.58%, 8/30/2033	MYR	2,178,000	555,918
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	417,399
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	538,207
Series 0615, 4.79%, 10/31/2035	MYR	920,000	240,908
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	790,143
Series 0913, 4.94%, 12/6/2028	MYR	725,000	189,807
			18,022,356
MEXICO — 1.4%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	36,345,000	1,674,037
Series M, 6.75%, 3/9/2023	MXN	19,250,000	941,279
Series M 20, 7.50%, 6/3/2027	MXN	26,185,000	1,282,867
Series M, 7.75%, 5/29/2031	MXN	19,180,000	947,369
Series M, 7.75%, 11/23/2034	MXN	6,965,000	342,822
Series M, 7.75%, 11/13/2042	MXN	19,010,000	901,426
Series M, 8.00%, 12/7/2023	MXN	22,290,000	1,103,891
Series M, 8.00%, 9/5/2024	MXN	22,900,000	1,137,827
Series M, 8.00%, 11/7/2047	MXN	27,470,000	1,330,198
Series M 20, 8.50%, 5/31/2029	MXN	26,260,000	1,357,372
Series M 30, 8.50%, 11/18/2038	MXN	18,105,000	930,906
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,248,753
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	363,856
			13,562,603
NETHERLANDS — 3.8%
Kingdom of Netherlands:
0.01%, 1/15/2024 (a)	EUR	1,419,000	1,633,777
0.01%, 1/15/2027 (a)	EUR	1,650,000	1,911,731
0.01%, 7/15/2030 (a)	EUR	2,099,000	2,410,801
0.01%, 7/15/2031 (a)	EUR	875,000	998,714

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
0.01%, 1/15/2052 (a)	EUR	1,100,000	$ 1,142,410
0.25%, 7/15/2025 (a)	EUR	2,280,000	2,661,006
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,279,266
0.50%, 7/15/2026 (a)	EUR	1,691,000	2,006,669
0.50%, 1/15/2040 (a)	EUR	1,722,000	2,084,959
0.75%, 7/15/2027 (a)	EUR	1,791,000	2,164,425
0.75%, 7/15/2028 (a)	EUR	1,598,000	1,943,337
1.75%, 7/15/2023 (a)	EUR	984,000	1,161,077
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,509,232
2.50%, 1/15/2033 (a)	EUR	1,672,000	2,423,959
2.75%, 1/15/2047 (a)	EUR	1,450,000	2,682,007
3.75%, 1/15/2023 (a)	EUR	426,000	506,920
3.75%, 1/15/2042 (a)	EUR	1,469,000	2,855,766
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,473,457
5.50%, 1/15/2028 (a)	EUR	1,112,000	1,715,890
Netherlands Government Bond 0.01%, 1/15/2038 (a)	EUR	525,000	579,543
			36,144,946
NEW ZEALAND — 0.8%
New Zealand Government Bond:
Series 0528, 0.25%, 5/15/2028	NZD	350,000	211,098
Series 0524, 0.50%, 5/15/2024	NZD	1,080,000	714,688
Series 0526, 0.50%, 5/15/2026	NZD	250,000	159,031
Series 0531, 1.50%, 5/15/2031	NZD	1,465,000	934,818
Series 0541, 1.75%, 5/15/2041	NZD	1,250,000	722,006
Series 0532, 2.00%, 5/15/2032	NZD	350,000	231,056
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	750,520
Series 0437, 2.75%, 4/15/2037	NZD	780,000	542,540
Series 0429, 3.00%, 4/20/2029	NZD	1,210,000	867,686
Series 0433, 3.50%, 4/14/2033	NZD	630,000	475,821
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	884,065
Series 0423, 5.50%, 4/15/2023	NZD	1,540,000	1,106,847
			7,600,176
NORWAY — 0.5%
Norway Government Bond:
Series 483, 1.25%, 9/17/2031 (a)	NOK	2,100,000	228,568
Series 482, 1.38%, 8/19/2030 (a)	NOK	7,220,000	797,686
Security Description		Principal Amount	Value
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,312,000	$ 374,006
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,710,000	537,456
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,355,000	382,201
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,115,000	354,476
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,090,000	928,129
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	415,958
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	596,484
			4,614,964
PERU — 0.3%
Peru Government Bond:
5.94%, 2/12/2029	PEN	2,200,000	564,046
6.15%, 8/12/2032	PEN	2,350,000	590,635
6.35%, 8/12/2028	PEN	1,750,000	461,124
6.90%, 8/12/2037	PEN	2,750,000	700,238
8.20%, 8/12/2026	PEN	1,650,000	471,078
			2,787,121
POLAND — 1.0%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	1,920,000	455,705
Series 1026, 0.25%, 10/25/2026	PLN	2,825,000	589,266
Series 0425, 0.75%, 4/25/2025	PLN	2,850,000	642,848
Series 1030, 1.25%, 10/25/2030	PLN	3,250,000	664,228
Series 1024, 2.25%, 10/25/2024	PLN	3,150,000	752,652
Series 0123, 2.50%, 1/25/2023	PLN	3,170,000	779,728
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	715,196
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	960,222
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	627,073
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	706,259
Series 1029, 2.75%, 10/25/2029	PLN	3,950,000	915,834
Series 0725, 3.25%, 7/25/2025	PLN	2,840,000	692,080
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	609,610
Series 0447, 4.00%, 4/25/2047	PLN	315,000	87,535

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 0429, 5.75%, 4/25/2029	PLN	885,000	$ 247,188
			9,445,424
PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	475,000	531,284
0.48%, 10/18/2030 (a)	EUR	985,000	1,137,636
0.70%, 10/15/2027 (a)	EUR	639,000	757,149
0.90%, 10/12/2035 (a)	EUR	378,000	437,461
1.00%, 4/12/2052 (a)	EUR	150,000	154,655
1.95%, 6/15/2029 (a)	EUR	1,079,000	1,389,506
2.13%, 10/17/2028 (a)	EUR	1,121,000	1,452,242
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	713,000	963,427
2.88%, 10/15/2025 (a)	EUR	1,541,000	1,967,313
2.88%, 7/21/2026 (a)	EUR	1,020,000	1,325,594
3.88%, 2/15/2030 (a)	EUR	629,000	925,974
4.10%, 4/15/2037 (a)	EUR	883,000	1,485,206
4.10%, 2/15/2045 (a)	EUR	380,000	699,310
4.13%, 4/14/2027 (a)	EUR	830,000	1,157,248
4.95%, 10/25/2023 (a)	EUR	774,000	970,027
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,416,566
			16,770,598
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,000,000	446,570
Series 5Y, 3.65%, 7/28/2025	RON	525,000	116,402
Series 15Y, 3.65%, 9/24/2031	RON	600,000	120,910
Series 8Y, 4.15%, 1/26/2028	RON	2,050,000	451,032
Series 4.3Y, 4.40%, 9/25/2023	RON	5,140,000	1,179,579
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	367,584
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	990,248
			3,672,325
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	10,400,000	132,445
Series 6232, 6.00%, 10/6/2027	RUB	60,000,000	716,325
Series 6233, 6.10%, 7/18/2035	RUB	27,000,000	297,530
Series 6223, 6.50%, 2/28/2024	RUB	52,495,000	676,611
Series 6224, 6.90%, 5/23/2029	RUB	38,776,000	478,296
Security Description		Principal Amount	Value
Series 6211, 7.00%, 1/25/2023	RUB	15,530,000	$ 204,650
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	394,322
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	362,332
Series 6222, 7.10%, 10/16/2024	RUB	40,190,000	521,821
Series 6229, 7.15%, 11/12/2025	RUB	17,900,000	229,939
Series 6225, 7.25%, 5/10/2034	RUB	32,430,000	400,153
Series 6220, 7.40%, 12/7/2022	RUB	31,380,000	416,257
Series 6227, 7.40%, 7/17/2024	RUB	27,999,000	367,090
Series 6228, 7.65%, 4/10/2030	RUB	91,450,000	1,176,681
Series 6221, 7.70%, 3/23/2033	RUB	40,451,000	519,288
Series 6230, 7.70%, 3/16/2039	RUB	27,000,000	342,367
Series 6219, 7.75%, 9/16/2026	RUB	27,880,000	364,012
Series 6226, 7.95%, 10/7/2026	RUB	35,000,000	460,566
Series 6207, 8.15%, 2/3/2027	RUB	40,165,000	532,888
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	407,661
			9,001,234
SINGAPORE — 1.0%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	550,000	397,094
1.63%, 7/1/2031	SGD	450,000	332,332
1.75%, 2/1/2023	SGD	610,000	458,030
1.88%, 3/1/2050	SGD	750,000	522,634
2.00%, 2/1/2024	SGD	555,000	420,979
2.13%, 6/1/2026	SGD	725,000	556,836
2.25%, 8/1/2036	SGD	715,000	551,141
2.38%, 6/1/2025	SGD	590,000	455,565
2.38%, 7/1/2039	SGD	650,000	506,766
2.63%, 5/1/2028	SGD	490,000	387,489
2.75%, 7/1/2023	SGD	1,015,000	775,595
2.75%, 4/1/2042	SGD	460,000	378,813
2.75%, 3/1/2046	SGD	660,000	545,149
2.88%, 7/1/2029	SGD	640,000	514,824
2.88%, 9/1/2030	SGD	850,000	688,260
3.00%, 9/1/2024	SGD	750,000	585,198
3.38%, 9/1/2033	SGD	550,000	470,480
3.50%, 3/1/2027	SGD	730,000	596,246
			9,143,431

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 230, 0.01%, 11/13/2023	EUR	110,000	$ 126,656
Series 231, 0.63%, 5/22/2026	EUR	461,000	549,443
Series 234, 1.00%, 6/12/2028	EUR	284,000	349,642
Series 239, 1.00%, 5/14/2032	EUR	150,000	185,964
Series 228, 1.38%, 1/21/2027	EUR	450,000	558,285
Series 229, 1.63%, 1/21/2031	EUR	360,000	472,143
Series 232, 1.88%, 3/9/2037	EUR	265,000	354,548
Series 233, 2.00%, 10/17/2047	EUR	290,000	418,072
Series 235, 2.25%, 6/12/2068	EUR	70,000	111,390
Series 225, 3.00%, 2/28/2023	EUR	302,000	358,885
Series 223, 3.38%, 11/15/2024	EUR	495,000	631,308
Series 227, 3.63%, 1/16/2029	EUR	763,000	1,104,474
Series 216, 4.35%, 10/14/2025	EUR	282,000	382,058
			5,602,868
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	357,743
Series RS81, 1.19%, 3/14/2029	EUR	200,000	244,041
Series RS79, 1.25%, 3/22/2027	EUR	312,000	381,428
Series RS74, 1.50%, 3/25/2035	EUR	383,000	481,719
Series RS78, 1.75%, 11/3/2040	EUR	280,000	368,230
Series RS75, 2.13%, 7/28/2025	EUR	230,000	285,169
Series RS77, 2.25%, 3/3/2032	EUR	190,000	256,482
Series RS76, 3.13%, 8/7/2045	EUR	345,000	573,906
Series RS66, 4.63%, 9/9/2024	EUR	210,000	272,532
Series RS70, 5.13%, 3/30/2026	EUR	375,000	525,892
			3,747,142
Security Description		Principal Amount	Value
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	4,130,000,000	$ 3,421,842
Series 2306, 1.00%, 6/10/2023	KRW	180,000,000	150,248
Series 2503, 1.50%, 3/10/2025	KRW	350,000,000	291,198
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	933,248
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	516,518
Series 5003, 1.50%, 3/10/2050	KRW	700,000,000	488,123
Series 7009, 1.63%, 9/10/2070	KRW	300,000,000	202,163
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	723,503
Series 3106, 2.00%, 6/10/2031	KRW	1,610,000,000	1,322,734
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,280,364
Series 4903, 2.00%, 3/10/2049	KRW	7,764,000,000	6,094,434
Series 2706, 2.13%, 6/10/2027	KRW	3,649,870,000	3,068,790
Series 4703, 2.13%, 3/10/2047	KRW	3,020,330,000	2,436,751
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	893,471
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	1,063,716
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	782,927
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	415,138
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	817,316
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,124,011
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,425,308
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,322,478
Series 2309, 3.38%, 9/10/2023	KRW	1,709,090,000	1,479,043
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,733,275
Series 3312, 3.75%, 12/10/2033	KRW	2,286,250,000	2,212,512
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,572,355
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	3,122,650
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,344,771
			43,238,887

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
SPAIN — 4.6%
Kingdom of Spain:
0.01%, 4/30/2023	EUR	725,000	$ 830,965
0.01%, 1/31/2025	EUR	850,000	978,221
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	868,000	1,005,173
0.35%, 7/30/2023	EUR	772,000	890,711
0.50%, 4/30/2030 (a)	EUR	400,000	460,407
0.60%, 10/31/2029 (a)	EUR	1,550,000	1,807,255
0.80%, 7/30/2027 (a)	EUR	800,000	948,480
1.00%, 10/31/2050 (a)	EUR	550,000	567,717
1.20%, 10/31/2040 (a)	EUR	550,000	631,714
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,401,266
1.30%, 10/31/2026 (a)	EUR	792,000	963,078
1.40%, 4/30/2028 (a)	EUR	520,000	639,594
1.40%, 7/30/2028 (a)	EUR	997,000	1,228,768
1.45%, 10/31/2027 (a)	EUR	812,000	998,896
1.45%, 4/30/2029 (a)	EUR	710,000	878,965
1.50%, 4/30/2027 (a)	EUR	763,000	939,878
1.60%, 4/30/2025 (a)	EUR	642,000	777,613
1.85%, 7/30/2035 (a)	EUR	898,000	1,152,042
1.95%, 4/30/2026 (a)	EUR	885,000	1,097,694
1.95%, 7/30/2030 (a)	EUR	965,000	1,242,781
2.15%, 10/31/2025 (a)	EUR	851,000	1,057,185
2.35%, 7/30/2033 (a)	EUR	893,000	1,205,235
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	588,000	877,861
2.75%, 10/31/2024 (a)	EUR	735,000	912,570
2.90%, 10/31/2046 (a)	EUR	750,000	1,151,913
3.45%, 7/30/2066 (a)	EUR	688,000	1,177,565
3.80%, 4/30/2024 (a)	EUR	835,000	1,045,371
4.20%, 1/31/2037 (a)	EUR	615,000	1,027,806
4.40%, 10/31/2023 (a)	EUR	398,000	493,827
4.65%, 7/30/2025 (a)	EUR	825,000	1,105,535
4.70%, 7/30/2041 (a)	EUR	840,000	1,569,335
4.80%, 1/31/2024 (a)	EUR	579,000	731,894
4.90%, 7/30/2040 (a)	EUR	585,000	1,105,431
5.15%, 10/31/2028 (a)	EUR	675,000	1,029,267
5.15%, 10/31/2044 (a)	EUR	578,000	1,183,300
5.40%, 1/31/2023 (a)	EUR	830,000	1,005,092
5.75%, 7/30/2032	EUR	1,125,000	1,966,811
5.90%, 7/30/2026 (a)	EUR	912,000	1,325,107
6.00%, 1/31/2029	EUR	942,000	1,515,242
Spain Government Bond:
0.01%, 1/31/2026	EUR	700,000	800,898
0.01%, 1/31/2028	EUR	575,000	648,855
0.10%, 4/30/2031 (a)	EUR	838,000	919,238
			43,296,556
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	4,895,000	532,391
Series 1063, 0.50%, 11/24/2045	SEK	2,050,000	216,438
Security Description		Principal Amount	Value
Series 1060, 0.75%, 5/12/2028	SEK	5,260,000	$ 603,337
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,815,000	671,646
Series 1059, 1.00%, 11/12/2026	SEK	7,120,000	822,360
Series 1064, 1.38%, 6/23/2071	SEK	1,450,000	158,583
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,105,000	923,430
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	258,242
Series 1058, 2.50%, 5/12/2025	SEK	6,605,000	791,884
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	701,991
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	219,456
			5,899,758
SWITZERLAND — 0.8%
Swiss Confederation Government Bond 0.01%, 6/26/2034	CHF	150,000	165,612
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	328,000	366,572
0.01%, 7/24/2039	CHF	170,000	185,967
0.50%, 5/27/2030	CHF	470,000	545,978
0.50%, 6/27/2032	CHF	170,000	198,329
0.50%, 6/28/2045	CHF	120,000	147,475
0.50%, 5/24/2055	CHF	130,000	170,670
0.50%, 5/30/2058	CHF	184,000	247,763
1.25%, 6/11/2024	CHF	495,000	567,854
1.25%, 5/28/2026	CHF	350,000	412,532
1.25%, 6/27/2037	CHF	340,000	444,315
1.50%, 7/24/2025	CHF	310,000	364,522
1.50%, 4/30/2042	CHF	385,000	550,185
2.00%, 6/25/2064	CHF	198,000	417,405
2.25%, 6/22/2031	CHF	220,000	296,450
2.50%, 3/8/2036	CHF	245,000	364,347
3.25%, 6/27/2027	CHF	270,000	355,206
3.50%, 4/8/2033	CHF	300,000	462,470
4.00%, 4/8/2028	CHF	576,000	803,933
4.00%, 1/6/2049	CHF	275,000	630,392
			7,697,977
THAILAND — 1.6%
Thailand Government Bond:
0.75%, 6/17/2024	THB	27,200,000	814,251
1.45%, 12/17/2024	THB	15,300,000	465,941
2.13%, 12/17/2026	THB	47,750,000	1,486,065
2.40%, 12/17/2023	THB	18,875,000	584,167
2.88%, 6/17/2046	THB	22,850,000	689,990

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
3.30%, 6/17/2038	THB	28,300,000	$ 932,139
3.40%, 6/17/2036	THB	17,710,000	590,311
3.58%, 12/17/2027	THB	16,000,000	537,373
3.63%, 6/16/2023	THB	20,640,000	645,004
3.78%, 6/25/2032	THB	46,500,000	1,628,920
3.85%, 12/12/2025	THB	35,350,000	1,170,277
4.00%, 6/17/2066	THB	28,530,000	1,054,817
4.26%, 12/12/2037	THB	56,550,000	2,052,004
4.68%, 6/29/2044	THB	18,340,000	720,655
4.75%, 12/20/2024	THB	5,000,000	166,670
4.85%, 6/17/2061	THB	19,010,000	818,715
4.88%, 6/22/2029	THB	33,455,000	1,211,303
			15,568,602
UNITED KINGDOM — 5.4%
United Kingdom Gilt 0.25%, 1/31/2025	GBP	600,000	800,167
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	260,000	350,637
0.13%, 1/31/2024	GBP	1,120,000	1,499,786
0.13%, 1/30/2026	GBP	670,000	885,117
0.13%, 1/31/2028	GBP	200,000	260,295
0.25%, 7/31/2031	GBP	730,000	923,756
0.38%, 10/22/2030	GBP	844,000	1,091,139
0.50%, 10/22/2061	GBP	350,000	400,315
0.63%, 6/7/2025	GBP	911,000	1,231,702
0.63%, 7/31/2035	GBP	450,000	569,795
0.63%, 10/22/2050	GBP	875,000	1,041,378
0.75%, 7/22/2023	GBP	760,000	1,033,196
0.88%, 10/22/2029	GBP	1,068,000	1,448,967
1.00%, 4/22/2024	GBP	775,000	1,058,319
1.25%, 7/22/2027	GBP	570,000	792,499
1.25%, 10/22/2041	GBP	450,000	615,228
1.50%, 7/22/2026	GBP	920,000	1,288,942
1.50%, 7/22/2047	GBP	475,000	689,700
1.63%, 10/22/2028	GBP	1,236,000	1,766,408
1.63%, 10/22/2054	GBP	520,000	804,844
1.63%, 10/22/2071	GBP	390,000	690,021
1.75%, 9/7/2037	GBP	853,000	1,252,127
1.75%, 1/22/2049	GBP	748,000	1,154,909
1.75%, 7/22/2057	GBP	781,000	1,273,911
2.00%, 9/7/2025	GBP	775,000	1,098,172
2.25%, 9/7/2023	GBP	596,000	829,401
2.50%, 7/22/2065	GBP	445,000	934,035
2.75%, 9/7/2024	GBP	800,000	1,142,180
3.25%, 1/22/2044	GBP	740,000	1,401,539
3.50%, 1/22/2045	GBP	540,000	1,070,823
3.50%, 7/22/2068	GBP	460,000	1,219,667
3.75%, 7/22/2052	GBP	584,000	1,325,126
4.00%, 1/22/2060	GBP	560,000	1,473,595
4.25%, 12/7/2027	GBP	720,000	1,169,553
4.25%, 6/7/2032	GBP	830,000	1,485,874
4.25%, 3/7/2036	GBP	615,000	1,177,336
4.25%, 9/7/2039	GBP	449,000	909,902
Security Description		Principal Amount	Value
4.25%, 12/7/2040	GBP	797,000	$ 1,643,357
4.25%, 12/7/2046	GBP	638,000	1,432,615
4.25%, 12/7/2049	GBP	556,000	1,310,781
4.25%, 12/7/2055	GBP	515,000	1,322,744
4.50%, 9/7/2034	GBP	760,000	1,449,569
4.50%, 12/7/2042	GBP	550,000	1,205,174
4.75%, 12/7/2030	GBP	920,000	1,656,446
4.75%, 12/7/2038	GBP	590,000	1,245,584
5.00%, 3/7/2025	GBP	978,000	1,501,027
6.00%, 12/7/2028	GBP	445,000	812,911
			51,740,569
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $976,804,875)			945,086,367
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c) (Cost $2,329,850)	2,329,850	2,329,850
TOTAL INVESTMENTS — 99.6% (Cost $979,134,725)		947,416,217
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		4,162,073
NET ASSETS — 100.0%		$ 951,578,290
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.6% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
*	Amount shown represents less than 0.05% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$945,086,367	$—	$945,086,367
Short-Term Investment	2,329,850	—	—	2,329,850
TOTAL INVESTMENTS	$2,329,850	$945,086,367	$—	$947,416,217

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,640	$3,640	$47,943,563	$45,617,353	$—	$—	2,329,850	$2,329,850	$126
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.0%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	3,575,000	$ 2,550,111
Series 137, 2.75%, 4/21/2024	AUD	2,475,000	1,887,387
Series 133, 5.50%, 4/21/2023	AUD	3,090,000	2,395,587
			6,833,085
AUSTRIA — 2.9%
Austria Government Bond:
0.01%, 4/20/2023 (a)	EUR	300,000	343,882
0.01%, 7/15/2023 (a)	EUR	848,000	973,968
0.01%, 7/15/2024 (a)	EUR	800,000	922,868
Series 1, 1.65%, 10/21/2024 (a)	EUR	900,000	1,088,041
1.75%, 10/20/2023 (a)	EUR	1,370,000	1,626,115
			4,954,874
BELGIUM — 3.1%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	525,000	605,682
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,200,000	1,406,005
Series 68, 2.25%, 6/22/2023	EUR	1,350,000	1,600,344
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,300,000	1,595,945
			5,207,976
CANADA — 4.6%
Canadian Government Bond:
0.25%, 4/1/2024	CAD	1,450,000	1,128,417
0.75%, 10/1/2024	CAD	1,975,000	1,549,195
1.50%, 6/1/2023	CAD	635,000	507,304
1.50%, 9/1/2024	CAD	950,000	760,645
2.00%, 9/1/2023	CAD	2,460,000	1,982,540
2.50%, 6/1/2024	CAD	2,200,000	1,801,612
Series A55, 8.00%, 6/1/2023	CAD	180,000	156,715
			7,886,428
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.00%, 3/1/2023 (a)	CLP	265,000,000	305,185
Security Description		Principal Amount	Value
CHINA — 4.5%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	850,000	$ 133,202
Series INBK, 2.36%, 7/2/2023	CNY	46,070,000	7,228,470
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	237,440
Series 1713, 3.57%, 6/22/2024	CNY	600,000	96,899
			7,696,011
COLOMBIA — 0.3%
Colombia Government International Bond 4.38%, 3/21/2023	COP	90,000,000	21,952
Colombian TES Series B, 10.00%, 7/24/2024	COP	2,110,000,000	555,273
			577,225
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	122,027
Series EMTN, 3.75%, 7/26/2023	EUR	100,000	120,998
			243,025
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 97, 0.45%, 10/25/2023	CZK	11,550,000	498,959
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	478,951
			977,910
DENMARK — 0.8%
Denmark Government Bond:
Series 2024, 0.01%, 11/15/2024 (a)	DKK	4,200,000	650,821
1.50%, 11/15/2023	DKK	3,985,000	632,883
			1,283,704
FINLAND — 1.2%
Finland Government Bond:
0.01%, 9/15/2023 (a)	EUR	275,000	315,786
0.01%, 9/15/2024 (a)	EUR	200,000	230,917
1.50%, 4/15/2023 (a)	EUR	450,000	526,005
2.00%, 4/15/2024 (a)	EUR	750,000	904,858
			1,977,566

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
FRANCE — 4.5%
France Government Bond OAT:
0.01%, 3/25/2024	EUR	1,765,000	$ 2,032,729
1.75%, 5/25/2023	EUR	1,227,000	1,441,700
1.75%, 11/25/2024	EUR	575,000	697,045
2.25%, 5/25/2024	EUR	1,075,000	1,305,766
8.50%, 4/25/2023	EUR	400,000	509,611
French Republic Government Bond OAT 4.25%, 10/25/2023	EUR	1,300,000	1,609,679
			7,596,530
GERMANY — 4.5%
Federal Republic of Germany:
Series 177, 0.01%, 4/14/2023	EUR	537,000	616,062
Series 178, 0.01%, 10/13/2023	EUR	434,000	499,773
Series 179, 0.01%, 4/5/2024	EUR	115,000	132,795
Series 180, 0.01%, 10/18/2024	EUR	645,000	746,904
1.00%, 8/15/2024	EUR	825,000	978,969
1.50%, 2/15/2023	EUR	125,000	145,735
1.50%, 5/15/2023	EUR	960,000	1,124,376
1.50%, 5/15/2024	EUR	900,000	1,076,453
1.75%, 2/15/2024	EUR	901,000	1,077,897
2.00%, 8/15/2023	EUR	1,000,000	1,187,696
			7,586,660
HONG KONG — 0.3%
Hong Kong Government Bond Programme:
0.51%, 10/23/2023	HKD	250,000	31,973
1.10%, 1/17/2023	HKD	2,200,000	284,475
2.22%, 8/7/2024	HKD	900,000	119,458
			435,906
HUNGARY — 0.5%
Hungary Government Bond:
Series 24/C, 2.50%, 10/24/2024	HUF	107,000,000	315,491
Series 24/B, 3.00%, 6/26/2024	HUF	94,500,000	283,326
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	287,972
			886,789
INDONESIA — 1.9%
Indonesia Treasury Bond:
Series FR61, 7.00%, 5/15/2022	IDR	30,817,000,000	2,192,056
Series FR70, 8.38%, 3/15/2024	IDR	10,425,000,000	796,132
Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.63%, 10/15/2024	IDR	3,800,000,000	$ 281,951
			3,270,139
IRELAND — 1.0%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	700,000	866,035
3.90%, 3/20/2023	EUR	719,000	861,334
			1,727,369
ISRAEL — 1.4%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	655,000	210,768
Series 1123, 1.50%, 11/30/2023	ILS	1,500,000	495,016
Series 0324, 3.75%, 3/31/2024	ILS	2,800,000	973,394
Series 0323, 4.25%, 3/31/2023	ILS	2,070,000	700,051
			2,379,229
ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
0.01%, 4/15/2024	EUR	115,000	130,787
0.01%, 8/15/2024	EUR	125,000	141,947
0.65%, 10/15/2023	EUR	600,000	692,964
0.95%, 3/15/2023	EUR	494,000	570,786
1.45%, 11/15/2024	EUR	200,000	236,405
1.75%, 7/1/2024	EUR	850,000	1,008,184
Series 5Y, 2.45%, 10/1/2023	EUR	492,000	585,610
Republic of Italy:
0.30%, 8/15/2023	EUR	300,000	344,292
0.60%, 6/15/2023	EUR	422,000	486,641
2.50%, 12/1/2024	EUR	735,000	894,585
3.75%, 9/1/2024	EUR	1,000,000	1,249,441
4.50%, 5/1/2023	EUR	650,000	787,529
4.50%, 3/1/2024	EUR	800,000	999,326
4.75%, 8/1/2023 (a)	EUR	900,000	1,105,164
			9,233,661
JAPAN — 22.8%
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	1,440,438
Series 333, 0.60%, 3/20/2024	JPY	456,000,000	4,020,466
Series 329, 0.80%, 6/20/2023	JPY	343,000,000	3,017,375

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Government of Japan 5 Year Bond:
Series 135, 0.10%, 3/20/2023	JPY	244,500,000	$ 2,128,130
Series 136, 0.10%, 6/20/2023	JPY	541,000,000	4,711,405
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	3,916,550
Series 138, 0.10%, 12/20/2023	JPY	352,500,000	3,073,152
Series 139, 0.10%, 3/20/2024	JPY	500,000,000	4,360,862
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	2,181,256
Series 141, 0.10%, 9/20/2024	JPY	968,000,000	8,449,857
Japan Government Two Year Bond Series 423, 0.01%, 4/1/2023	JPY	177,500,000	1,543,250
			38,842,741
MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	2,975,000	724,976
Series 0319, 3.48%, 6/14/2024	MYR	1,950,000	475,353
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	309,282
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	475,000	116,265
Series 0217, 4.05%, 8/15/2024	MYR	3,150,000	776,593
Series 0116, 4.39%, 7/7/2023	MYR	3,000,000	740,783
Series 0813, 4.44%, 5/22/2024	MYR	1,300,000	322,977
			3,466,229
MEXICO — 2.5%
Mexican Bonos:
Series M, 6.75%, 3/9/2023	MXN	17,500,000	855,709
Series M, 8.00%, 12/7/2023	MXN	29,100,000	1,441,150
Series M, 8.00%, 9/5/2024	MXN	31,000,000	1,540,290
Series M 20, 10.00%, 12/5/2024	MXN	7,800,000	408,226
			4,245,375
NETHERLANDS — 4.1%
Kingdom of Netherlands:
0.01%, 1/15/2024 (a)	EUR	1,561,000	1,797,270
1.75%, 7/15/2023 (a)	EUR	1,250,000	1,474,945
Security Description		Principal Amount	Value
2.00%, 7/15/2024 (a)	EUR	1,535,000	$ 1,860,780
3.75%, 1/15/2023 (a)	EUR	1,325,000	1,576,689
Netherlands Government Bond 7.50%, 1/15/2023 (a)	EUR	175,000	215,912
			6,925,596
NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0524, 0.50%, 5/15/2024	NZD	1,045,000	691,527
Series 0423, 5.50%, 4/15/2023	NZD	1,530,000	1,099,660
			1,791,187
NORWAY — 0.9%
Norway Government Bond:
Series 475, 2.00%, 5/24/2023 (a)	NOK	4,840,000	555,272
Series 476, 3.00%, 3/14/2024 (a)	NOK	8,150,000	955,641
			1,510,913
PERU — 0.1%
Peru Government Bond:
5.20%, 9/12/2023	PEN	100,000	25,634
5.70%, 8/12/2024	PEN	750,000	194,205
			219,839
POLAND — 1.9%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	1,850,000	439,090
Series 1024, 2.25%, 10/25/2024	PLN	3,350,000	800,439
Series 0123, 2.50%, 1/25/2023	PLN	255,000	62,723
Series 0424, 2.50%, 4/25/2024	PLN	5,000,000	1,212,197
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	652,258
			3,166,707
PORTUGAL — 1.6%
Portugal Obrigacoes do Tesouro OT:
4.95%, 10/25/2023 (a)	EUR	1,225,000	1,535,250
5.65%, 2/15/2024 (a)	EUR	950,000	1,223,398
			2,758,648
ROMANIA — 0.9%
Romania Government Bond:
Series 4YR, 3.70%, 11/25/2024	RON	1,450,000	324,716

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 3Y, 4.00%, 10/25/2023	RON	300,000	$ 68,356
Series 4.3Y, 4.40%, 9/25/2023	RON	3,175,000	728,631
Series 5Y, 4.50%, 6/17/2024	RON	1,800,000	412,403
			1,534,106
RUSSIA — 1.1%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	13,000,000	165,557
Series 6223, 6.50%, 2/28/2024	RUB	36,000,000	464,006
Series 6215, 7.00%, 8/16/2023	RUB	12,850,000	168,228
Series 6222, 7.10%, 10/16/2024	RUB	32,500,000	421,975
Series 6227, 7.40%, 7/17/2024	RUB	46,975,000	615,882
			1,835,648
SINGAPORE — 1.3%
Singapore Government Bond:
1.75%, 2/1/2023	SGD	335,000	251,541
2.00%, 2/1/2024	SGD	500,000	379,260
2.75%, 7/1/2023	SGD	1,010,000	771,775
3.00%, 9/1/2024	SGD	1,100,000	858,290
			2,260,866
SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 240, 0.01%, 6/17/2024	EUR	200,000	230,883
Series 225, 3.00%, 2/28/2023	EUR	400,000	475,345
Series 223, 3.38%, 11/15/2024	EUR	300,000	382,611
			1,088,839
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	3,830,000,000	3,173,282
Series 2306, 1.00%, 6/10/2023	KRW	1,800,000,000	1,502,477
Series 2406, 1.13%, 6/10/2024	KRW	300,000,000	248,535
Series 2409, 1.38%, 9/10/2024	KRW	3,000,000,000	2,494,073
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	371,219
			7,789,586
Security Description		Principal Amount	Value
SPAIN — 4.4%
Kingdom of Spain:
0.01%, 4/30/2023	EUR	600,000	$ 687,695
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	125,000	144,754
0.35%, 7/30/2023	EUR	1,078,000	1,243,765
2.75%, 10/31/2024 (a)	EUR	925,000	1,148,473
3.80%, 4/30/2024 (a)	EUR	900,000	1,126,747
4.40%, 10/31/2023 (a)	EUR	1,677,000	2,080,774
4.80%, 1/31/2024 (a)	EUR	230,000	290,735
5.40%, 1/31/2023 (a)	EUR	606,000	733,838
Spain Government Bond 0.01%, 5/31/2024	EUR	100,000	114,823
			7,571,604
SWEDEN — 0.6%
Kingdom of Sweden Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,675,000	988,372
SWITZERLAND — 0.5%
Switzerland Government Bond:
1.25%, 6/11/2024	CHF	200,000	229,436
4.00%, 2/11/2023	CHF	475,000	548,654
			778,090
THAILAND — 1.8%
Thailand Government Bond:
0.75%, 6/17/2024	THB	41,800,000	1,251,312
1.45%, 12/17/2024	THB	24,000,000	730,888
2.40%, 12/17/2023	THB	22,200,000	687,074
3.63%, 6/16/2023	THB	10,100,000	315,627
			2,984,901
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	860,000	1,151,622
0.75%, 7/22/2023	GBP	1,200,000	1,631,362
1.00%, 4/22/2024	GBP	1,500,000	2,048,360
2.25%, 9/7/2023	GBP	1,155,000	1,607,313
2.75%, 9/7/2024	GBP	935,000	1,334,922
			7,773,579
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $173,031,803)			168,592,098

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c) (Cost $412,399)	412,399	$ 412,399
TOTAL INVESTMENTS — 99.3% (Cost $173,444,202)		169,004,497
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,129,791
NET ASSETS — 100.0%		$ 170,134,288
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$168,592,098	$—	$168,592,098
Short-Term Investment	412,399	—	—	412,399
TOTAL INVESTMENTS	$412,399	$168,592,098	$—	$169,004,497

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,640	$69,640	$13,513,611	$13,170,852	$—	$—	412,399	$412,399	$47
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.7%
Australia Government Bond:
Series 32CI, 0.25%, 11/21/2032	AUD	1,899,456	$ 1,505,629
Series 27CI, 0.75%, 11/21/2027	AUD	4,636,798	3,726,344
Series 50CI, 1.00%, 2/21/2050	AUD	2,919,125	2,664,987
Series 40CI, 1.25%, 8/21/2040	AUD	2,178,011	1,988,044
Series 35CI, 2.00%, 8/21/2035	AUD	3,145,065	3,057,666
Series 30CI, 2.50%, 9/20/2030	AUD	4,048,007	3,791,164
Series 25CI, 3.00%, 9/20/2025	AUD	5,670,045	4,801,996
			21,535,830
BRAZIL — 6.1%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 5/15/2023	BRL	19,234,016	3,466,474
Series NTNB, 6.00%, 8/15/2024	BRL	24,726,753	4,520,047
Series NTNB, 6.00%, 5/15/2025	BRL	9,060,184	1,667,521
Series NTNB, 6.00%, 8/15/2026	BRL	12,363,376	2,300,547
Series NTNB, 6.00%, 8/15/2028	BRL	12,269,000	2,305,800
Series NTNB, 6.00%, 8/15/2030	BRL	11,098,726	2,106,424
Series NTNB, 6.00%, 5/15/2035	BRL	9,248,936	1,780,316
Series NTNB, 6.00%, 8/15/2040	BRL	6,493,068	1,254,616
Series NTNB, 6.00%, 5/15/2045	BRL	12,608,756	2,425,207
Series NTNB, 6.00%, 8/15/2050	BRL	16,987,846	3,285,417
Series NTNB, 6.00%, 5/15/2055	BRL	12,986,264	2,533,335
			27,645,704
CANADA — 4.7%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	2,878,096	2,707,026
Series CPI, 1.25%, 12/1/2047	CAD	2,917,250	3,132,056
Series CPI, 1.50%, 12/1/2044	CAD	3,329,118	3,621,534
Security Description		Principal Amount	Value
Series CPI, 2.00%, 12/1/2041	CAD	2,716,477	$ 3,100,029
Series CPI, 3.00%, 12/1/2036	CAD	2,430,588	2,889,940
Series CPI, 4.00%, 12/1/2031	CAD	3,014,884	3,489,093
Series CPI, 4.25%, 12/1/2026	CAD	2,481,737	2,480,519
			21,420,197
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,053,719,160	1,173,799
Zero Coupon, 10/1/2028	CLP	1,113,713,240	1,137,902
Zero Coupon, 10/1/2033	CLP	735,241,000	651,715
1.30%, 3/1/2023	CLP	681,818,280	805,230
1.50%, 3/1/2026	CLP	3,997,934,460	4,629,733
1.90%, 9/1/2030	CLP	1,890,496,140	2,166,198
2.00%, 3/1/2035	CLP	3,655,306,250	4,096,687
2.10%, 7/15/2050	CLP	650,826,540	685,677
Series 30YR, 3.00%, 1/1/2044	CLP	3,858,471,630	4,917,588
Series 20YR, 4.50%, 10/15/2023	CLP	59,196,020	73,607
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	32
Series 20YR, 3.00%, 5/1/2028	CLP	7,520	9
Series 30YR, 3.00%, 2/1/2041	CLP	26,320	34
			20,338,211
COLOMBIA — 4.5%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	7,215,477,500	1,666,543
Series UVR, 3.00%, 3/25/2033	COP	7,504,096,600	1,745,814
Series UVR, 3.30%, 3/17/2027	COP	11,833,383,100	2,973,539
Series UVR, 3.50%, 5/7/2025	COP	6,811,410,760	1,744,880
Series UVR, 3.75%, 2/25/2037	COP	10,303,701,870	2,539,669
Series UVR, 3.75%, 6/16/2049	COP	7,302,063,230	1,772,394
Series UVR, 4.75%, 2/23/2023	COP	18,067,555,660	4,637,866
Series UVR, 4.75%, 4/4/2035	COP	11,977,683,842	3,264,438
			20,345,143

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
FRANCE — 7.9%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,426,206	$ 1,734,537
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,321,448	1,650,025
Series OATI, 0.10%, 3/1/2028	EUR	2,776,074	3,554,541
Series OATE, 0.10%, 3/1/2029	EUR	2,198,049	2,867,520
Series OATE, 0.10%, 7/25/2031 (a)	EUR	519,020	696,217
Series OATI, 0.10%, 3/1/2032	EUR	306,672	409,029
Series OATI, 0.10%, 3/1/2036 (a)	EUR	611,586	852,421
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,230,075	1,729,880
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,736,608	2,760,500
Series OATE, 0.25%, 7/25/2024	EUR	2,079,083	2,541,440
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,881,164	2,632,918
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,930,494	3,648,317
Series OATE, 1.85%, 7/25/2027	EUR	2,447,147	3,439,267
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,396,143	2,921,230
Series OATE, 3.15%, 7/25/2032	EUR	1,606,737	2,841,764
Series OATI, 3.40%, 7/25/2029	EUR	1,039,350	1,685,349
			35,964,955
GERMANY — 4.7%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,705,845	4,360,627
Series I/L, 0.10%, 4/15/2026	EUR	3,794,257	4,775,337
Series I/L, 0.10%, 4/15/2033	EUR	921,304	1,320,361
Series I/L, 0.10%, 4/15/2046	EUR	2,241,526	4,178,486
Series I/L, 0.50%, 4/15/2030	EUR	4,587,912	6,450,922
			21,085,733
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	1,218,029	433,125
Security Description		Principal Amount	Value
Series 1131, 0.10%, 11/30/2031	ILS	2,733,408	$ 1,007,837
Series 0529, 0.50%, 5/31/2029	ILS	5,945,255	2,239,029
Series 1151, 0.50%, 11/30/2051	ILS	1,922,520	683,783
0.75%, 10/31/2025	ILS	6,174,278	2,223,168
Series 0527, 0.75%, 5/31/2027	ILS	5,952,943	2,216,512
1.00%, 5/31/2045	ILS	5,269,298	2,145,216
1.75%, 9/29/2023	ILS	4,950,933	1,713,645
Series 0841, 2.75%, 8/30/2041	ILS	6,032,159	3,199,930
Series 0536, 4.00%, 5/30/2036	ILS	5,420,874	3,029,764
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	4,428,897	1,671,487
			20,563,496
ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2023	EUR	1,156,410	1,356,218
Series CPI, 0.15%, 5/15/2051 (a)	EUR	782,070	893,906
Series CPI, 0.40%, 5/15/2030 (a)	EUR	1,968,175	2,429,733
Series CPI, 0.65%, 5/15/2026	EUR	674,251	828,811
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,172,640	2,944,983
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,172,100	2,826,286
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,530,046	1,940,558
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,722,553	2,699,501
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,756,980	3,125,036
Series CPI, 2.60%, 9/15/2023 (a)	EUR	3,041,871	3,758,653
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,643,454	2,274,087
			25,077,772
JAPAN — 4.5%
Japanese Government CPI Linked Bond:
Series 26, 0.01%, 3/10/2031	JPY	85,821,100	774,338
Series 18, 0.10%, 3/10/2024	JPY	127,001,100	1,121,366
Series 19, 0.10%, 9/10/2024	JPY	225,199,000	1,996,137
Series 20, 0.10%, 3/10/2025	JPY	443,420,300	3,952,950

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series 21, 0.10%, 3/10/2026	JPY	307,991,680	$ 2,762,790
Series 22, 0.10%, 3/10/2027	JPY	252,123,650	2,305,948
Series 23, 0.10%, 3/10/2028	JPY	335,524,770	3,015,220
Series 24, 0.10%, 3/10/2029	JPY	385,151,942	3,472,569
Series 25, 0.20%, 3/10/2030	JPY	117,857,220	1,102,137
			20,503,455
MEXICO — 4.8%
Mexican Udibonos:
Series S, 2.75%, 11/27/2031	MXN	23,175,288	1,098,077
Series S, 3.50%, 11/16/2023	MXN	39,806,105	1,982,058
Series S, 4.00%, 11/30/2028	MXN	73,214,800	3,817,759
Series S, 4.00%, 11/15/2040	MXN	65,395,754	3,471,104
Series S, 4.00%, 11/8/2046	MXN	68,239,037	3,698,313
Series S, 4.00%, 11/3/2050	MXN	36,962,812	2,008,870
Series S, 4.50%, 12/4/2025	MXN	61,059,721	3,215,742
Series S, 4.50%, 11/22/2035	MXN	42,933,727	2,403,890
			21,695,813
NEW ZEALAND — 2.6%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	3,844,562	2,875,595
Series 0935, 2.50%, 9/20/2035	NZD	3,391,192	2,930,612
Series 0940, 2.50%, 9/20/2040	NZD	3,469,760	3,147,656
Series 0930, 3.00%, 9/20/2030	NZD	3,143,660	2,667,627
			11,621,490
SOUTH AFRICA — 4.8%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	27,406,785	1,535,843
Series 2033, 1.88%, 2/28/2033	ZAR	26,210,344	1,376,998
Series 2025, 2.00%, 1/31/2025	ZAR	44,849,309	2,756,135
Series 2038, 2.25%, 1/31/2038	ZAR	56,535,396	2,889,505
Series 2046, 2.50%, 3/31/2046	ZAR	44,652,540	2,202,085
Security Description		Principal Amount	Value
Series 2050, 2.50%, 12/31/2050	ZAR	61,532,197	$ 2,956,501
Series R210, 2.60%, 3/31/2028	ZAR	27,336,313	1,674,025
Series R202, 3.45%, 12/7/2033	ZAR	42,860,702	2,633,889
Series R197, 5.50%, 12/7/2023	ZAR	52,403,698	3,523,089
			21,548,070
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,316,320,000	1,146,722
Series 3006, 1.13%, 6/10/2030	KRW	1,421,175,900	1,230,145
Series 2806, 1.75%, 6/10/2028	KRW	1,427,667,150	1,299,213
			3,676,080
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,537,877	1,849,176
0.65%, 11/30/2027 (a)	EUR	3,360,108	4,383,324
0.70%, 11/30/2033 (a)	EUR	3,380,125	4,691,831
1.00%, 11/30/2030 (a)	EUR	3,909,528	5,411,849
1.80%, 11/30/2024 (a)	EUR	3,544,597	4,566,252
			20,902,432
SWEDEN — 3.8%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	26,995,657	3,310,165
Series 3113, 0.13%, 12/1/2027	SEK	17,342,614	2,189,676
Series 3114, 0.13%, 6/1/2030 (a)	SEK	12,474,001	1,650,300
Series 3111, 0.13%, 6/1/2032 (a)	SEK	19,341,365	2,684,606
Series 3109, 1.00%, 6/1/2025 (a)	SEK	26,995,583	3,333,535
Series 3104, 3.50%, 12/1/2028 (a)	SEK	25,622,934	4,024,087
			17,192,369
TURKEY — 4.8%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	37,597,019	3,029,415
1.50%, 6/18/2025	TRY	33,472,554	2,941,394
Series CPI, 2.00%, 10/26/2022	TRY	3,049,104	243,375
Series CPI, 2.00%, 9/18/2024	TRY	9,064,213	769,759

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description		Principal Amount	Value
Series CPI, 2.00%, 4/16/2025	TRY	13,200,474	$ 1,155,804
2.36%, 1/29/2025	TRY	13,048,769	1,130,168
Series CPI, 2.40%, 5/8/2024	TRY	8,650,313	729,665
Series CPI, 2.70%, 1/14/2026	TRY	16,232,579	1,481,179
Series CPI, 2.80%, 11/8/2023	TRY	13,989,884	1,164,185
Series CPI, 2.90%, 7/7/2027	TRY	21,657,854	1,942,378
Series CPI, 2.90%, 1/12/2028	TRY	11,174,847	989,189
Series CPI, 3.00%, 8/2/2023	TRY	12,033,323	998,596
Series CPI, 3.00%, 5/28/2031	TRY	8,067,135	768,996
3.20%, 11/6/2024	TRY	4,126,161	361,535
Series CPI, 3.30%, 6/28/2028	TRY	32,153,109	2,917,143
4.10%, 6/5/2024	TRY	576,229	50,780
Series CPI, 4.20%, 1/10/2024	TRY	10,989,818	943,330
			21,616,891
UNITED KINGDOM — 21.5%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,489,848	2,206,076
Series 3MO, 0.13%, 3/22/2026	GBP	1,455,337	2,281,683
Series 3MO, 0.13%, 8/10/2028	GBP	2,189,222	3,684,429
Series 3MO, 0.13%, 3/22/2029	GBP	2,036,173	3,470,094
Series 3MO, 0.13%, 8/10/2031	GBP	584,260	1,064,129
Series 3MO, 0.13%, 11/22/2036	GBP	1,919,195	3,954,835
Series 3MO, 0.13%, 3/22/2039	GBP	420,444	900,902
Series 3MO, 0.13%, 8/10/2041	GBP	1,559,152	3,541,795
Series 3MO, 0.13%, 3/22/2044	GBP	1,640,364	3,870,494
Series 3MO, 0.13%, 3/22/2046	GBP	1,391,339	3,411,999
Series 3MO, 0.13%, 8/10/2048	GBP	1,152,025	2,978,416
Series 3MO, 0.13%, 3/22/2051	GBP	689,293	1,867,131
Series 3MO, 0.13%, 11/22/2056	GBP	783,011	2,355,363
Series 3MO, 0.13%, 3/22/2058	GBP	1,151,823	3,566,046
Security Description		Principal Amount	Value
Series 3MO, 0.13%, 11/22/2065	GBP	898,194	$ 3,283,795
Series 3MO, 0.13%, 3/22/2068	GBP	1,311,514	5,155,145
Series 3MO, 0.25%, 3/22/2052	GBP	1,224,109	3,473,515
Series 3MO, 0.38%, 3/22/2062	GBP	1,355,593	4,820,215
Series 3MO, 0.50%, 3/22/2050	GBP	1,388,453	3,988,000
Series 3MO, 0.63%, 3/22/2040	GBP	1,584,495	3,733,711
Series 3MO, 0.63%, 11/22/2042	GBP	1,438,618	3,613,716
Series 3MO, 0.75%, 3/22/2034	GBP	1,698,934	3,480,240
Series 3MO, 0.75%, 11/22/2047	GBP	1,373,585	3,924,624
Series 3MO, 1.13%, 11/22/2037	GBP	2,112,794	5,036,404
Series 3MO, 1.25%, 11/22/2027	GBP	1,848,194	3,233,270
Series 3MO, 1.25%, 11/22/2032	GBP	1,508,068	3,133,904
Series 3MO, 1.25%, 11/22/2055	GBP	1,428,014	5,348,357
Series 8MO, 2.00%, 1/26/2035	GBP	999,957	2,405,104
Series 8MO, 2.50%, 7/17/2024	GBP	1,313,712	2,109,552
Series 8MO, 4.13%, 7/22/2030	GBP	670,392	1,568,211
			97,461,155
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $438,643,124)			450,194,796
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c) (Cost $636,650)	636,650	636,650
TOTAL INVESTMENTS — 99.5% (Cost $439,279,774)		450,831,446
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,395,975
NET ASSETS — 100.0%		$ 453,227,421

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.6% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$450,194,796	$—	$450,194,796
Short-Term Investment	636,650	—	—	636,650
TOTAL INVESTMENTS	$636,650	$450,194,796	$—	$450,831,446

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,158	$99,158	$52,133,384	$51,595,892	$—	$—	636,650	$636,650	$139
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,155,456,346	$148,730,035
Investments in affiliated issuers, at value	7,500,671	2,865,423
Total Investments	1,162,957,017	151,595,458
Foreign currency, at value	7,314,133	1,727,915
Receivable for investments sold	12,787,527	—
Unrealized appreciation on forward foreign currency exchange contracts	37,610	—
Dividends receivable — unaffiliated issuers	5,536	—
Dividends receivable — affiliated issuers	35	—
Interest receivable — unaffiliated issuers	15,559,741	1,235,073
Securities lending income receivable — affiliated issuers	1,055	514
Receivable for foreign taxes recoverable	309,733	805
TOTAL ASSETS	1,198,972,387	154,559,765
LIABILITIES
Due to custodian	—	—
Payable upon return of securities loaned	7,188,000	2,853,956
Payable for investments purchased	11,540,341	—
Unrealized depreciation on forward foreign currency exchange contracts	31,494	—
Deferred foreign taxes payable	310,794	—
Advisory fee payable	331,914	64,330
Trustees’ fees and expenses payable	377	82
TOTAL LIABILITIES	19,402,920	2,918,368
NET ASSETS	$1,179,569,467	$151,641,397
NET ASSETS CONSIST OF:
Paid-in Capital	$1,313,202,977	$155,810,165
Total distributable earnings (loss)**	(133,633,510)	(4,168,768)
NET ASSETS	$1,179,569,467	$151,641,397
NET ASSET VALUE PER SHARE
Net asset value per share	$ 24.37	$ 34.46
Shares outstanding (unlimited amount authorized, $0.01 par value)	48,400,000	4,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,265,899,288	$152,535,980
Investments in affiliated issuers	7,500,671	2,865,423
Total cost of investments	$1,273,399,959	$155,401,403
Foreign currency, at cost	$ 7,282,553	$ 1,728,662
* Includes investments in securities on loan, at value	$ 7,016,089	$ 2,803,766
** Includes deferred foreign taxes	$ 310,794	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$945,086,367	$168,592,098	$450,194,796
2,329,850	412,399	636,650
947,416,217	169,004,497	450,831,446
369,553	975,781	468,941
96,941	—	1,486,442
—	—	—
694	—	2,188
32	18	19
5,935,280	1,205,238	2,122,344
—	—	—
576,262	185,740	—
954,394,979	171,371,274	454,911,380

35,506	—	—
—	—	—
2,352,475	1,177,838	1,489,330
—	—	—
146,713	87	1,926
281,663	58,511	192,579
332	550	124
2,816,689	1,236,986	1,683,959
$951,578,290	$170,134,288	$453,227,421

$986,260,627	$174,330,173	$449,412,566
(34,682,337)	(4,195,885)	3,814,855
$951,578,290	$170,134,288	$453,227,421

$ 28.15	$ 30.38	$ 53.95
33,800,038	5,600,000	8,400,483

$976,804,875	$173,031,803	$438,643,124
2,329,850	412,399	636,650
$979,134,725	$173,444,202	$439,279,774
$ 368,785	$ 973,944	$ 464,644
$ —	$ —	$ —
$ 146,498	$ 87	$ —

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 53,852,407	$ 1,733,179
Dividend income — affiliated issuers	1,625	19
Unaffiliated securities lending income	5,919	2
Affiliated securities lending income	8,422	11,519
Foreign taxes withheld	(2,007,509)	(410)
TOTAL INVESTMENT INCOME (LOSS)	51,860,864	1,744,309
EXPENSES
Advisory fee	3,736,606	1,059,438
Trustees’ fees and expenses	12,490	336
Miscellaneous expenses	15	3
TOTAL EXPENSES	3,749,111	1,059,777
NET INVESTMENT INCOME (LOSS)	$ 48,111,753	$ 684,532
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(12,583,155)	7,976
In-kind redemptions — unaffiliated issuers	(2,731,993)	4,230,928
Forward foreign currency exchange contracts	(1,876)	—
Foreign currency transactions	(4,120,206)	10,182
Net realized gain (loss)	(19,437,230)	4,249,086
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(152,727,860)	(23,354,968)
Forward foreign currency exchange contracts	10,110	—
Foreign currency translations	(983,941)	(141,836)
Net change in unrealized appreciation/depreciation	(153,701,691)	(23,496,804)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(173,138,921)	(19,247,718)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(125,027,168)	$(18,563,186)
* Includes foreign capital gain taxes	$ (65,283)	$ —
** Includes foreign deferred taxes	$ 256,637	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 13,479,902	$ 617,381	$ 21,482,160
126	47	139
—	—	—
—	—	—
(500,070)	(62,692)	(54,208)
12,979,958	554,736	21,428,091

3,502,012	740,230	2,114,662
10,769	15	2,577
13	2	5
3,512,794	740,247	2,117,244
$ 9,467,164	$ (185,511)	$ 19,310,847

(6,159,301)	1,996,937	(1,732,986)
2,656,926	450,058	2,509,257
—	—	—
(812,073)	74,927	(709,634)
(4,314,448)	2,521,922	66,637

(102,340,191)	(18,004,777)	(34,855,592)
—	—	—
(417,921)	(107,931)	(190,512)
(102,758,112)	(18,112,708)	(35,046,104)
(107,072,560)	(15,590,786)	(34,979,467)
$ (97,605,396)	$(15,776,297)	$(15,668,620)
$ (34,717)	$ (5,423)	$ 233
$ 37,486	$ 5,344	$ 48,394

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,111,753	$ 38,538,213
Net realized gain (loss)	(19,437,230)	(36,787,436)
Net change in unrealized appreciation/depreciation	(153,701,691)	20,237,467
Net increase (decrease) in net assets resulting from operations	(125,027,168)	21,988,244
Distributions to shareholders	(39,014,812)	(7,233,667)
Return of capital	(6,269,073)	(27,530,700)
Total Distributions to shareholders	(45,283,885)	(34,764,367)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	434,698,879	363,726,320
Cost of shares redeemed	(99,044,429)	(353,921,776)
Other Capital	782,719	785,892
Net increase (decrease) from share transactions	336,437,169	10,590,436
Net increase (decrease) in net assets from beneficial interest transactions	336,437,169	10,590,436
Contribution from Affiliate (Note 4)	—	—
Net increase (decrease) in net assets during the period	166,126,116	(2,185,687)
Net assets at beginning of period	1,013,443,351	1,015,629,038
NET ASSETS AT END OF PERIOD	$1,179,569,467	$1,013,443,351
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,200,000	13,400,000
Shares redeemed	(4,000,000)	(13,700,000)
Net increase (decrease) from share transactions	12,200,000	(300,000)
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF
Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20

$ 684,532	$ 1,014,747	$ 9,467,164	$ 10,865,485
4,249,086	(2,686,801)	(4,314,448)	(11,860,769)
(23,496,804)	23,069,788	(102,758,112)	75,977,568
(18,563,186)	21,397,734	(97,605,396)	74,982,284
(716,688)	(240,207)	(8,885,986)	(9,187,648)
—	(677,526)	—	—
(716,688)	(917,733)	(8,885,986)	(9,187,648)

11,048,448	109,839,151	198,759,981	216,578,417
(100,711,744)	(60,177,217)	(152,553,253)	(300,066,124)
38,452	131,234	316,263	371,816
(89,624,844)	49,793,168	46,522,991	(83,115,891)
(89,624,844)	49,793,168	46,522,991	(83,115,891)
—	—	—	12,963
(108,904,718)	70,273,169	(59,968,391)	(17,308,292)
260,546,115	190,272,946	1,011,546,681	1,028,854,973
$ 151,641,397	$ 260,546,115	$ 951,578,290	$ 1,011,546,681

300,000	3,100,000	6,600,000	7,300,000
(2,800,000)	(1,800,000)	(5,200,000)	(10,700,000)
(2,500,000)	1,300,000	1,400,000	(3,400,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (185,511)	$ 394,554
Net realized gain (loss)	2,521,922	305,609
Net change in unrealized appreciation/depreciation	(18,112,708)	12,888,190
Net increase (decrease) in net assets resulting from operations	(15,776,297)	13,588,353
Distributions to shareholders	(1,221,564)	(360,995)
Total Distributions to shareholders	(1,221,564)	(360,995)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	45,229,410	24,375,784
Cost of shares redeemed	(71,606,306)	(123,724,120)
Other Capital	79,744	51,143
Net increase (decrease) from share transactions	(26,297,152)	(99,297,193)
Net increase (decrease) in net assets from beneficial interest transactions	(26,297,152)	(99,297,193)
Contribution from Affiliate (Note 4)	—	2,839
Net increase (decrease) in net assets during the period	(43,295,013)	(86,066,996)
Net assets at beginning of period	213,429,301	299,496,297
NET ASSETS AT END OF PERIOD	$170,134,288	$ 213,429,301
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	800,000
Shares redeemed	(2,300,000)	(4,000,000)
Net increase (decrease) from share transactions	(900,000)	(3,200,000)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Year Ended 12/31/21	Year Ended 12/31/20

$ 19,310,847	$ 6,554,000
66,637	(9,515,160)
(35,046,104)	24,873,302
(15,668,620)	21,912,142
(19,115,383)	(6,033,523)
(19,115,383)	(6,033,523)

129,824,774	27,546,758
(22,699,668)	(94,086,672)
168,959	162,162
107,294,065	(66,377,752)
107,294,065	(66,377,752)
—	—
72,510,062	(50,499,133)
380,717,359	431,216,492
$453,227,421	$380,717,359

2,300,000	500,000
(400,000)	(1,800,000)
1,900,000	(1,300,000)

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74
Income (loss) from investment operations:
Net investment income (loss) (b)	1.01	1.13	0.65	1.51	1.41	1.38
Net realized and unrealized gain (loss) (c)	(3.72)	0.05	0.15	0.45	(2.28)	(0.18)
Total from investment operations	(2.71)	1.18	0.80	1.96	(0.87)	1.20
Contribution from Affiliate	—	—	—	0.01	—	—
Other capital (b)	0.02	0.02	0.01	0.02	0.06	0.05
Distributions to shareholders from:
Net investment income	(0.81)	(0.22)	(0.07)	(0.79)	(0.67)	—
Return of Capital	(0.13)	(0.81)	(0.67)	(0.52)	(0.43)	—
Total distributions	(0.94)	(1.03)	(0.74)	(1.31)	(1.10)	—
Net asset value, end of period	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99
Total return (d)	(9.74)%	4.59%	2.94%	7.70%(e)	(3.03)%	4.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,179,569	$1,013,443	$1,015,629	$810,738	$519,933	$130,438
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%(f)	0.39%	0.41%	0.47%
Net expenses	0.30%	0.30%	0.30%(f)	0.38%	0.41%	0.46%
Net investment income (loss)	3.86%	4.26%	4.69%(f)	5.68%	4.81%	4.95%
Portfolio turnover rate (g)	22%	50%	18%(h)	43%	83%	42%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44
Income (loss) from investment operations:
Net investment income (loss) (b)	0.12	0.18	0.14	0.29	0.25	0.42
Net realized and unrealized gain (loss) (c)	(3.30)	3.74	(0.20)	0.23	0.63	0.30
Total from investment operations	(3.18)	3.92	(0.06)	0.52	0.88	0.72
Other capital (b)	0.01	0.02	0.02	0.00(d)	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.13)	(0.04)	(0.10)	—	(0.22)	—
Net realized gains	—	—	—	—	—	(0.00)(d)
Return of Capital	—	(0.12)	(0.03)	(0.24)	—	—
Total distributions	(0.13)	(0.16)	(0.13)	(0.24)	(0.22)	(0.00)(d)
Net asset value, end of period	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17
Total return (e)	(8.41)%	11.69%	(0.15)%	1.59%	2.71%	2.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$151,641	$260,546	$190,273	$167,358	$230,286	$149,286
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%(f)	0.51%	0.50%	0.50%
Net investment income (loss)	0.32%	0.54%	0.81%(f)	0.88%	0.72%	1.30%
Portfolio turnover rate (g)	14%	23%	5%(h)	16%	23%	14%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.28	0.35	0.19	0.39	0.31	0.46
Net realized and unrealized gain (loss) (c)	(3.10)	2.42	(0.13)	0.92	0.24	(1.51)
Total from investment operations	(2.82)	2.77	0.06	1.31	0.55	(1.05)
Contribution from Affiliate	—	0.00(d)	—	—	—	—
Other capital (b)	0.01	0.01	0.00(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.26)	(0.30)	(0.19)	(0.33)	(0.24)	—
Total distributions	(0.26)	(0.30)	(0.19)	(0.33)	(0.24)	—
Net asset value, end of period	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56
Total return (e)	(9.01)%	9.73%(f)	0.20%	4.78%	2.02%	(3.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$951,578	$1,011,547	$1,028,855	$1,122,866	$1,519,631	$1,568,418
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%(g)	0.38%	0.50%	0.50%
Net investment income (loss)	0.95%	1.19%	1.31%(g)	1.42%	1.09%	1.46%
Portfolio turnover rate (h)	15%	16%	7%(i)	18%	29%	25%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	0.05	0.07	0.16	0.00(c)	0.03
Net realized and unrealized gain (loss) (d)	(2.26)	1.94	(0.17)	(0.10)	0.28	(0.42)
Total from investment operations	(2.29)	1.99	(0.10)	0.06	0.28	(0.39)
Contribution from Affiliate	—	0.00(c)	—	—	—	0.18
Other capital (b)	0.01	0.01	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.18)	(0.04)	—	(0.33)	(0.14)	—
Net realized gains	—	—	—	—	—	(0.04)
Return of Capital	—	—	(0.07)	(0.06)	—	—
Total distributions	(0.18)	(0.04)	(0.07)	(0.39)	(0.14)	(0.04)
Net asset value, end of period	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23
Total return (e)	(6.91)%	6.49%(f)	(0.36)%	0.21%	0.90%	(0.66)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$170,134	$213,429	$299,496	$298,118	$332,582	$196,749
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%(h)	0.36%	0.35%	0.35%
Net investment income (loss)	(0.09)%	0.16%	0.43%(h)	0.51%	0.01%	0.11%
Portfolio turnover rate (i)	64%	67%	31%(j)	66%	63%	74%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(g)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13
Income (loss) from investment operations:
Net investment income (loss) (b)	2.56	1.02	0.66	1.92	1.73	1.86
Net realized and unrealized gain (loss) (c)	(4.71)	3.17	0.19	0.57	(1.11)	(0.65)
Total from investment operations	(2.15)	4.19	0.85	2.49	0.62	1.21
Contribution from Affiliate	—	—	—	—	0.00(d)	—
Other capital (b)	0.02	0.03	0.01	0.03	0.11	0.07
Distributions to shareholders from:
Net investment income	(2.49)	(0.93)	(0.87)	—	(1.18)	—
Net realized gains	—	—	—	—	(0.47)	(0.66)
Return of Capital	—	—	(0.02)	(1.84)	(0.20)	—
Total distributions	(2.49)	(0.93)	(0.89)	(1.84)	(1.85)	(0.66)
Net asset value, end of period	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75
Total return (e)	(3.68)%	7.76%	1.58%	4.78%	1.21%	2.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$453,227	$380,717	$431,216	$475,714	$568,158	$496,236
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%(f)	0.50%	0.50%	0.50%
Net investment income (loss)	4.57%	1.90%	2.39%(f)	3.60%	3.02%	3.39%
Portfolio turnover rate (g)	20%	28%	8%(h)	37%	32%	42%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SPDR Bloomberg International Corporate Bond ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SPDR Bloomberg International Treasury Bond ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SPDR Bloomberg Short Term International Treasury Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the fiscal year ended December 31, 2021, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$37,610	$—	$—	$—	$37,610
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$31,494	$—	$—	$—	$31,494

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(1,876)	$—	$—	$—	$(1,876)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$10,110	$—	$—	$—	$10,110
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2021:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
UBS AG	$37,610	$(17,973)	$—	$19,637
	$37,610	$(17,973)	$—	$19,637
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Goldman Sachs Capital Markets L.P.	$ (11,121)	$ —	$—	$ (11,121)
Standard Chartered Bank	(2,400)	—	—	(2,400)
UBS AG	(17,973)	17,973	—	—
	$(31,494)	$17,973	$—	$(13,521)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2022.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg International Corporate Bond ETF and SPDR Bloomberg Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$628,097,069	$266,070,434
SPDR Bloomberg International Corporate Bond ETF	38,015,863	29,569,787
SPDR Bloomberg International Treasury Bond ETF	168,946,431	144,195,232
SPDR Bloomberg Short Term International Treasury Bond ETF	135,662,912	132,911,136
SPDR FTSE International Government Inflation-Protected Bond ETF	104,359,537	82,641,400
For the year ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 26,865,776	$ 51,785,916	$(2,731,993)
SPDR Bloomberg International Corporate Bond ETF	—	94,761,348	4,230,928
SPDR Bloomberg International Treasury Bond ETF	165,926,064	125,772,517	2,656,926
SPDR Bloomberg Short Term International Treasury Bond ETF	39,176,225	57,178,326	450,058
SPDR FTSE International Government Inflation-Protected Bond ETF	95,429,066	19,315,974	2,509,257
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts and distributions in excess of current earnings.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$39,014,812	$ —	$6,269,073	$45,283,885
SPDR Bloomberg International Corporate Bond ETF	716,688	—	—	716,688
SPDR Bloomberg International Treasury Bond ETF	8,885,986	—	—	8,885,986
SPDR Bloomberg Short Term International Treasury Bond ETF	1,221,564	—	—	1,221,564
SPDR FTSE International Government Inflation-Protected Bond ETF	17,883,899	1,231,484	—	19,115,383
The tax character of distributions paid during the fiscal period ended December 31, 2020 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 7,233,667	$ —	$ 27,530,700	$ 34,764,367
SPDR Bloomberg International Corporate Bond ETF	240,207	—	677,526	917,733
SPDR Bloomberg International Treasury Bond ETF	9,187,648	—	—	9,187,648
SPDR Bloomberg Short Term International Treasury Bond ETF	217,049	143,946	—	360,995
SPDR FTSE International Government Inflation-Protected Bond ETF	4,046,100	1,987,423	—	6,033,523
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ —	$(17,158,188)	$ —	$(114,524,946)	$(1,933,132)	$(133,616,266)
SPDR Bloomberg International Corporate Bond ETF	—	(212,034)	—	(3,946,923)	—	(4,158,957)
SPDR Bloomberg International Treasury Bond ETF	—	(805,994)	—	(33,112,014)	—	(33,918,008)
SPDR Bloomberg Short Term International Treasury Bond ETF	526,117	—	138,965	(4,470,691)	—	(3,805,609)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	277,223	3,537,632	—	3,814,855
As of December 31, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Emerging Markets Local Bond ETF	$10,857,235	$6,300,953
SPDR Bloomberg International Corporate Bond ETF	212,034	—
SPDR Bloomberg International Treasury Bond ETF	805,994	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$1,276,711,288	$21,877,124	$135,942,189	$(114,065,065)
SPDR Bloomberg International Corporate Bond ETF	155,504,392	1,370,787	5,279,721	(3,908,934)
SPDR Bloomberg International Treasury Bond ETF	980,274,743	16,202,600	49,207,839	(33,005,239)
SPDR Bloomberg Short Term International Treasury Bond ETF	174,260,375	1,404,403	5,843,916	(4,439,513)
SPDR FTSE International Government Inflation-Protected Bond ETF	448,686,826	31,439,234	27,905,899	3,533,335
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 7,016,089	$ 7,188,000	$ —	$ 7,188,000
SPDR Bloomberg International Corporate Bond ETF	2,803,766	2,853,956	—	2,853,956
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$7,188,000	$—	$—	$—	$7,188,000	$7,188,000
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	2,853,956	—	—	—	2,853,956	2,853,956

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2021.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and many continue to be disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Emerging Markets Local Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF), SPDR Bloomberg International Corporate Bond ETF (formerly, SPDR Bloomberg Barclays International Corporate Bond ETF), SPDR Bloomberg International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays International Treasury Bond ETF), SPDR Bloomberg Short Term International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF) and SPDR FTSE International Government Inflation-Protected Bond (collectively referred to as the “Funds”) (five of the series constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting SPDR® Series Trust) at December 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting SPDR Series Trust	Statement of operations	Statements of changes in net assets	Financial highlights
SPDR Bloomberg Emerging Markets Local Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)

SPDR Bloomberg International Corporate Bond ETF (formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)

SPDR Bloomberg International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)

SPDR Bloomberg Short Term International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)

SPDR FTSE International Government Inflation-Protected Bond	For the year ended December 31, 2021	For the each of the two years in the period ended December 31, 2021	For each of the two years in the period ended December 31, 2021, the period from July 1, 2019 to December 31, 2019 and each of the three years in the period ended June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%	$942.80	$1.47	$1,023.70	$1.53
SPDR Bloomberg International Corporate Bond ETF	0.50	953.40	2.46	1,022.70	2.55
SPDR Bloomberg International Treasury Bond ETF	0.35	964.40	1.73	1,023.40	1.79
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35	964.30	1.73	1,023.40	1.79
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	989.80	2.51	1,022.70	2.55
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2021.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Funds during the fiscal period ended December 31, 2021:
Amount
SPDR FTSE International Government Inflation-Protected Bond ETF	$1,231,484
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2021, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,054,818
SPDR Bloomberg International Treasury Bond ETF	507,778
SPDR Bloomberg Short Term International Treasury Bond ETF	67,973
SPDR FTSE International Government Inflation-Protected Bond ETF	53,975
The amount of foreign source income earned on the Fund during the year ended December 31, 2021 was as follows:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$51,086,866
SPDR Bloomberg International Treasury Bond ETF	12,848,279
SPDR Bloomberg Short Term International Treasury Bond ETF	708,054
SPDR FTSE International Government Inflation-Protected Bond ETF	20,909,058

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	122	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	122	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	122	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	122	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee and Audit Committee Chair).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp. (June
2020 - Sept 2021);
Non-Executive Chairman,
Fusion Acquisition Corp II
(Feb 2020 – present):
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	133	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	Assistant Secretary	Term: Unlimited Served: since August 2021	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020-August 2021); Vice President and Senior Counsel (April 2018-March 2020); Counsel, Sutton Place Investments (January 2010-March 2018).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.sssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRYEAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ending December 31, 2021, reporting period ending December 31, 2020 and fiscal year ending June 30, 2020, the aggregate audit fees billed for professional services rendered by the principal accountant were $89,700, $89,700 and $994,618, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal year ending December 31, 2021, reporting period ending December 31, 2020 and fiscal year ending June 30, 2020, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ending December 31, 2021, reporting period ending December 31, 2020 and fiscal year ending June 30, 2020, the aggregate tax fees billed for professional services rendered by the principal accountant were $34,725, $49,605 and $734,154, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

For the fiscal year ending December 31, 2021, reporting period ending December 31, 2020 and fiscal year ending June 30, 2020 there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal year ended December 31, 2021 and calendar year ended December 31, 2020, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $8,904,469 and $7,019,005, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2021 (in millions)		FY 2020 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex(1):
Audit Related Fees	$18.1		$17.6
Tax Fees	$5.4		$4.9
All Other Fees	$0		$14.1

(1)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit committee are Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 9, 2022